UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund is filed herewith.

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Income Builder Fund

GSBFX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Goldman Sachs Income Builder Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38141W562-SAR-0425

Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Income Builder Fund

GSBCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Goldman Sachs Income Builder Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B286-SAR-0425

Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Income Builder Fund

GGKPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Goldman Sachs Income Builder Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38150B632-SAR-0425

Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Income Builder Fund

GSBUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Goldman Sachs Income Builder Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38148U809-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Income Builder Fund

GSBIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Goldman Sachs Income Builder Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B161-SAR-0425

Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Income Builder Fund

GKIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Goldman Sachs Income Builder Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38145C497-SAR-0425

Investor Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C315-SAR-0425

Class A

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C299-SAR-0425

Class C

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GMHPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38150B426-SAR-0425

Class P

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C265-SAR-0425

Class R

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38148U114-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRLX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C281-SAR-0425

Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$37	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C273-SAR-0425

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2025 Dividend Focus Funds Goldman Sachs Income Builder Fund Goldman Sachs Rising Dividend Growth Fund

Dividend Focus Funds

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.4%

Advertising(a)(b) – 0.1%
Clear Channel Outdoor Holdings, Inc.
$3,080,000	7.875%		04/01/30	$3,083,111

Aerospace & Defense(a) – 1.0%
Boeing Co.
1,800,000	3.450		11/01/28	1,720,080
3,292,000	5.150		05/01/30	3,323,274
1,587,000	5.805		05/01/50	1,488,082
Bombardier, Inc. (b)
4,165,000	7.000		06/01/32	4,209,982
Spirit AeroSystems, Inc. (b)
2,735,000	9.750		11/15/30	3,031,173
TransDigm, Inc.
1,965,000	6.750	(b)	08/15/28	2,004,104
6,615,000	4.625		01/15/29	6,360,322
2,156,000	4.875		05/01/29	2,079,311
95,000	7.125	(b)	12/01/31	98,784

				24,315,112

Agriculture(a) – 0.2%
BAT Capital Corp.
6,715,000	4.390		08/15/37	5,895,300

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
1,647,000	5.750		04/20/29	1,596,289
Delta Air Lines, Inc. (a)
3,455,000	7.375		01/15/26	3,497,738
Latam Airlines Group SA (a)(b)
750,000	7.875		04/15/30	732,600
OneSky Flight LLC (a)(b)
2,400,000	8.875		12/15/29	2,420,016
United Airlines, Inc. (a)(b)
1,995,000	4.625		04/15/29	1,874,163
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
2,294,000	7.875		05/01/27	2,225,937
2,392,000	9.500		06/01/28	2,337,080

				14,683,823

Apparel(a)(b) – 0.2%
Champ Acquisition Corp.
3,710,000	8.375		12/01/31	3,919,281

Auto Parts & Equipment(a) – 0.0%
Tupy Overseas SA
200,000	4.500		02/16/31	170,000

Automotive(a) – 1.1%
Adient Global Holdings Ltd. (b)
1,920,000	7.000		04/15/28	1,936,090
Clarios Global LP/Clarios U.S. Finance Co. (b)
1,775,000	8.500		05/15/27	1,782,792
2,525,000	6.750		02/15/30	2,570,021
Dana, Inc.
1,990,000	4.250		09/01/30	1,833,586

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – (continued)
Dealer Tire LLC/DT Issuer LLC (b)
	$4,322,000	8.000%		02/01/28	$4,203,491
Ford Motor Credit Co. LLC
	210,000	3.375		11/13/25	207,375
General Motors Financial Co., Inc.
	1,895,000	5.650		01/17/29	1,918,801
	3,935,000	3.100		01/12/32	3,374,026
Hyundai Capital America (b)
	3,885,000	5.700		06/26/30	3,962,001
Phinia, Inc. (b)
	4,109,000	6.750		04/15/29	4,155,349
	895,000	6.625		10/15/32	878,219

					26,821,751

Banks – 5.1%
Absa Group Ltd. (a)(c) (5 yr. CMT + 5.411%)
	200,000	6.375		05/27/26	198,000
Access Bank PLC (b)
	900,000	6.125		09/21/26	864,000
Akbank TAS (a)(c) (5 yr. CMT + 5.270%)
	490,000	9.369		03/14/29	488,927
Alfa Bank AO Via Alfa Bond Issuance PLC (a)(c)(d) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA (a)(c) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	200,000	8.875		04/27/27	235,350
Banco Continental SAECA (a)
	$600,000	2.750		12/10/25	587,625
Banco Davivienda SA (a)(b)(c) (10 yr. CMT + 5.097%)
	400,000	6.650		04/22/31	339,500
Banco Industrial SA (a)(b)(c) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	909,075
Banco Internacional del Peru SAA Interbank (a)(c) (5 yr. CMT + 3.711%)
	590,000	4.000		07/08/30	584,436
Banco Mercantil del Norte SA (a)(c) (5 yr. CMT + 4.643%)
	460,000	5.875		01/24/27	442,998
Banco Santander SA
	2,000,000	3.490		05/28/30	1,877,080
(1 yr. CMT + 1.600%)
	3,400,000	3.225	(a)(c)	11/22/32	2,946,066
Bancolombia SA (a)(c) (5 yr. CMT + 4.320%)
	260,000	8.625		12/24/34	269,087
Bank of America Corp. (a)(c)
(5 yr. CMT + 2.684%)
	4,000,000	6.625		05/01/30	4,007,760
(Secured Overnight Financing Rate + 1.630%)
	1,690,000	5.202		04/25/29	1,726,183
Bank of New York Mellon Corp. (a)(c)
(5 yr. CMT + 2.297%)
	1,720,000	6.300		03/20/30	1,729,064
(5 yr. CMT + 3.352%)
	960,000	3.700		03/20/26	937,498

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(5 yr. CMT + 4.358%)
$1,920,000	4.700%		09/20/25	$1,907,482
Barclays PLC (a)(c)
(1 yr. CMT + 3.000%)
4,610,000	5.746		08/09/33	4,693,118
(5 yr. CMT + 5.431%)
3,573,000	8.000		03/15/29	3,663,933
BNP Paribas SA (b)
2,500,000	4.375		05/12/26	2,480,675
(5 yr. CMT + 4.354%)
2,800,000	8.500	(a)(c)	08/14/28	2,917,040
BPCE SA (b)
3,900,000	4.625		09/12/28	3,885,804
(Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116	(a)(c)	10/19/32	1,793,946
Citigroup, Inc. (a)(c)
(10 yr. CMT + 2.757%)
2,110,000	7.000		08/15/34	2,095,125
(3 mo. USD Term SOFR + 4.779%)
1,815,000	6.250		08/15/26	1,823,258
(5 yr. CMT + 3.209%)
2,880,000	7.375		05/15/28	2,916,576
(5 yr. CMT + 3.211%)
2,062,000	7.625		11/15/28	2,118,767
(5 yr. CMT + 3.597%)
960,000	4.000		12/10/25	939,197
(Secured Overnight Financing Rate + 1.351%)
3,190,000	3.057		01/25/33	2,803,595
(Secured Overnight Financing Rate + 3.914%)
865,000	4.412		03/31/31	849,153
Citizens Financial Group, Inc. (a)(c) (5 yr. CMT + 5.313%)
960,000	5.650		10/06/25	951,763
Comerica, Inc. (a)(c) (5 yr. CMT + 5.291%)
960,000	5.625		07/01/25	952,339
Commerzbank AG (a)(c) (5 yr. USD SOFR ICE Swap + 4.322%)
2,400,000	7.500		10/09/30	2,372,952
Credit Bank of Moscow Via CBOM Finance PLC (d)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(c)	10/05/27	—
Deutsche Bank AG (a)(c) (5 yr. CMT + 4.524%)
800,000	6.000		10/30/25	782,720
Fifth Third Bancorp (a)(c) (5 yr. CMT + 4.215%)
960,000	4.500		09/30/25	948,912
Freedom Mortgage Corp. (a)(b)
2,505,000	6.625		01/15/27	2,487,365
Grupo Aval Ltd. (a)
200,000	4.375		02/04/30	175,250
Huntington Bancshares, Inc. (a)(c) (7 yr. CMT + 4.045%)
960,000	4.450		10/15/27	914,083
Ipoteka-Bank ATIB
710,000	5.500		11/19/25	702,279
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 2.515%)
2,556,000	2.956		05/13/31	2,331,507

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(5 yr. CMT + 2.152%)
$2,435,000	6.500%		04/01/30	$2,444,326
(5 yr. CMT + 2.737%)
3,592,000	6.875		06/01/29	3,715,170
Macquarie Group Ltd. (a)(b)(c) (3 mo. USD LIBOR + 1.372%)
3,500,000	3.763		11/28/28	3,421,915
Morgan Stanley (a)(c) (Secured Overnight Financing Rate + 1.290%)
1,870,000	2.943		01/21/33	1,639,429
NatWest Group PLC (a)(c) (5 yr. CMT + 3.752%)
2,000,000	8.125		11/10/33	2,066,260
NBK Tier 1 Financing 2 Ltd. (a)(c) (6 yr. CMT + 2.832%)
200,000	4.500		08/27/25	198,000
PNC Financial Services Group, Inc. (a)(c)
(5 yr. CMT + 3.000%)
1,920,000	6.000		05/15/27	1,902,086
(5 yr. CMT + 3.238%)
2,880,000	6.200		09/15/27	2,882,563
(7 yr. CMT + 2.808%)
1,920,000	6.250		03/15/30	1,895,117
Regions Financial Corp. (a)(c) (5 yr. CMT + 5.430%)
960,000	5.750		06/15/25	955,968
Royal Bank of Canada (a)(c) (5 yr. CMT + 2.887%)
3,115,000	7.500		05/02/84	3,195,834
Standard Chartered PLC (a)(b)(c) (5 yr. CMT + 3.805%)
4,055,000	4.750		01/14/31	3,497,113
State Street Corp. (a)(c)
(5 yr. CMT + 2.135%)
1,950,000	6.450		09/15/30	1,914,198
(5 yr. CMT + 2.628%)
1,920,000	6.700		09/15/29	1,930,426
Toronto-Dominion Bank (a)(c) (5 yr. CMT + 4.075%)
2,000,000	8.125		10/31/82	2,067,140
Truist Financial Corp. (a)(c)
(10 yr. CMT + 4.349%)
2,147,000	5.100		03/01/30	2,059,295
(5 yr. CMT + 4.605%)
960,000	4.950		09/01/25	954,614
Turkiye Garanti Bankasi AS (a)(b)(c) (5 yr. CMT + 4.090%)
200,000	8.375		02/28/34	199,062
U.S. Bancorp (a)(c) (5 yr. CMT + 2.541%)
960,000	3.700		01/15/27	899,462
UBS Group AG (a)(c)
(5 yr. CMT + 4.745%)
5,365,000	9.250	(b)	11/13/28	5,799,887
(5 yr. USD SOFR ICE Swap + 3.179%)
3,105,000	7.125	(b)	08/10/34	2,985,644
(5 yr. USD Swap + 4.590%)
3,800,000	6.875		08/07/25	3,799,696
UniCredit SpA (a)(b)(c) (5 yr. CMT + 4.750%)
1,525,000	5.459		06/30/35	1,488,858
Uzbek Industrial & Construction Bank ATB (b)
970,000	8.950		07/24/29	993,038
Walker & Dunlop, Inc. (a)(b)
1,075,000	6.625		04/01/33	1,093,307

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Wells Fargo & Co. (a)(c)
(5 yr. CMT + 2.767%)
$2,185,000	6.850%	09/15/29	$2,216,420
(5 yr. CMT + 3.453%)
960,000	3.900	03/15/26	942,288
(5 yr. CMT + 3.606%)
960,000	7.625	09/15/28	1,013,894
Yapi ve Kredi Bankasi AS (a)(b)(c)
(5 yr. CMT + 5.278%)
450,000	9.250	01/17/34	460,125
(5 yr. CMT + 5.499%)
470,000	9.743	04/04/29	473,598

			124,754,221

Beverages(a) – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)
220,000	3.375	06/29/28	194,014
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4,549,000	4.700	02/01/36	4,399,429
Becle SAB de CV
200,000	2.500	10/14/31	162,000
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (b)
200,000	5.250	04/27/29	190,400
Constellation Brands, Inc.
3,815,000	2.250	08/01/31	3,258,925
Keurig Dr. Pepper, Inc.
298,000	3.800	05/01/50	216,083

			8,420,851

Building Materials(a) – 0.7%
Builders FirstSource, Inc. (b)
1,725,000	5.000	03/01/30	1,656,586
Limak Cimento Sanayi ve Ticaret AS
990,000	9.750	07/25/29	967,725
Quikrete Holdings, Inc. (b)
1,605,000	6.375	03/01/32	1,615,770
1,745,000	6.750	03/01/33	1,751,666
Smyrna Ready Mix Concrete LLC (b)
4,253,000	8.875	11/15/31	4,364,088
Standard Building Solutions, Inc. (b)
2,615,000	6.500	08/15/32	2,649,126
Standard Industries, Inc. (b)
1,805,000	4.375	07/15/30	1,681,682
3,889,000	3.375	01/15/31	3,436,982

			18,123,625

Chemicals – 1.2%
Ashland, Inc. (a)(b)
3,095,000	3.375	09/01/31	2,686,646
Avient Corp. (a)(b)
1,655,000	7.125	08/01/30	1,682,787
Axalta Coating Systems LLC (a)(b)
2,950,000	3.375	02/15/29	2,735,771

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – (continued)
Celanese U.S. Holdings LLC (a)
$1,580,000	6.500%		04/15/30	$1,542,680
2,250,000	6.750		04/15/33	2,110,072
Chemours Co. (a)(b)
4,375,000	4.625		11/15/29	3,663,187
530,000	8.000		01/15/33	477,583
Huntsman International LLC (a)
2,019,000	4.500		05/01/29	1,903,029
Ingevity Corp. (a)(b)
1,250,000	3.875		11/01/28	1,156,950
LG Chem Ltd. (e)
200,000	1.250		07/18/28	198,500
Methanex U.S. Operations, Inc. (a)(b)
1,200,000	6.250		03/15/32	1,134,708
Minerals Technologies, Inc. (a)(b)
1,625,000	5.000		07/01/28	1,568,109
OCP SA (a)
960,000	5.125		06/23/51	700,579
Olympus Water U.S. Holding Corp. (a)(b)
2,300,000	9.750		11/15/28	2,403,753
1,925,000	7.250		06/15/31	1,928,234
Orbia Advance Corp. SAB de CV (a)(b)
240,000	6.800		05/13/30	239,839
Sasol Financing USA LLC (a)
890,000	5.500		03/18/31	685,567
SNF Group SACA (a)(b)
740,000	3.125		03/15/27	704,517
925,000	3.375		03/15/30	835,775
Valvoline, Inc. (a)(b)
850,000	3.625		06/15/31	742,960
WR Grace Holdings LLC (a)(b)
1,780,000	5.625		08/15/29	1,577,952

				30,679,198

Coal(a)(b) – 0.0%
Mongolian Mining Corp.
330,000	8.440		04/03/30	298,033

Commercial Services(a) – 1.5%
ADT Security Corp. (b)
4,207,000	4.125		08/01/29	3,969,515
APi Group DE, Inc. (b)
3,865,000	4.125		07/15/29	3,615,669
550,000	4.750		10/15/29	518,039
Belron U.K. Finance PLC (b)
1,321,000	5.750		10/15/29	1,318,173
Bidvest Group U.K. PLC
515,000	3.625	(b)	09/23/26	502,449
260,000	3.625		09/23/26	253,664
Garda World Security Corp. (b)
1,732,000	7.750		02/15/28	1,788,048
1,000,000	8.250		08/01/32	985,120
715,000	8.375		11/15/32	705,312
HealthEquity, Inc. (b)
1,013,000	4.500		10/01/29	957,062

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Hertz Corp. (b)
	$1,325,000	12.625%		07/15/29	$1,289,066
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
	878,635	9.500	(b)	07/10/36	848,111
	195,252	9.500		07/10/36	188,705
Mavis Tire Express Services Topco Corp. (b)
	2,516,000	6.500		05/15/29	2,322,469
Mersin Uluslararasi Liman Isletmeciligi AS (b)
	200,000	8.250		11/15/28	205,250
Techem Verwaltungsgesellschaft 674 GmbH
EUR	668,190	6.000		07/30/26	755,741
Verisure Holding AB (b)
	725,000	3.250		02/15/27	810,935
	2,033,000	5.500		05/15/30	2,375,356
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	910,114
	1,350,000	5.250		02/15/29	1,535,817
Veritiv Operating Co. (b)
	$100,000	10.500		11/30/30	104,607
VT Topco, Inc. (b)
	5,067,000	8.500		08/15/30	5,302,261
Wand NewCo 3, Inc. (b)
	2,824,000	7.625		01/30/32	2,913,097
Williams Scotsman, Inc. (b)
	1,878,000	6.625		06/15/29	1,905,870

					36,080,450

Computers(a) – 0.9%
Ahead DB Holdings LLC (b)
	3,200,000	6.625		05/01/28	3,113,792
Atos SE (f)
EUR	1,795,000	9.000		12/18/29	2,190,857
Booz Allen Hamilton, Inc. (b)
	$2,413,000	3.875		09/01/28	2,318,917
Dell International LLC/EMC Corp.
	2,589,000	8.100		07/15/36	3,046,580
Diebold Nixdorf, Inc. (b)
	2,300,000	7.750		03/31/30	2,396,324
Hewlett Packard Enterprise Co.
	2,620,000	6.200		10/15/35	2,719,298
KBR, Inc. (b)
	1,116,000	4.750		09/30/28	1,058,303
McAfee Corp. (b)
	3,295,000	7.375		02/15/30	2,847,308
Virtusa Corp. (b)
	2,276,000	7.125		12/15/28	2,165,842

					21,857,221

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
	825,000	6.125		09/30/32	819,266

Distribution & Wholesale(a)(b) – 0.3%
American Builders & Contractors Supply Co., Inc.
	2,650,000	3.875		11/15/29	2,442,849

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Distribution & Wholesale(a)(b) – (continued)
BCPE Empire Holdings, Inc.
$2,436,000	7.625%		05/01/27	$2,436,000
H&E Equipment Services, Inc.
2,020,000	3.875		12/15/28	2,012,930
Telecommunications Co. Telekom Srbija AD Belgrade
200,000	7.000		10/28/29	197,888

				7,089,667

Diversified Financial Services – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
3,475,000	3.000		10/29/28	3,280,643
(5 yr. CMT + 2.720%)
1,850,000	6.950	(c)	03/10/55	1,854,773
AG TTMT Escrow Issuer LLC (a)(b)
985,000	8.625		09/30/27	1,013,447
Air Lease Corp. (a)(c) (5 yr. CMT + 2.560%)
3,186,000	6.000		09/24/29	2,970,658
Ally Financial, Inc.
3,840,000	8.000		11/01/31	4,252,531
(7 yr. CMT + 3.481%)
3,275,000	4.700	(a)(c)	05/15/28	2,796,653
American Express Co. (a)(c) (5 yr. CMT + 2.854%)
960,000	3.550		09/15/26	921,898
Aviation Capital Group LLC (a)(b)
770,000	1.950		01/30/26	752,305
Avolon Holdings Funding Ltd. (a)(b)
1,245,000	3.250		02/15/27	1,204,973
1,847,000	2.528		11/18/27	1,732,117
Charles Schwab Corp. (a)(c)
(5 yr. CMT + 3.168%)
2,760,000	4.000		06/01/26	2,667,623
(5 yr. CMT + 4.971%)
2,160,000	5.375		06/01/25	2,155,486
Credit Acceptance Corp. (a)(b)
1,635,000	6.625		03/15/30	1,609,821
Discover Financial Services (a)(c) (5 yr. CMT + 5.783%)
960,000	6.125		06/23/25	958,694
Focus Financial Partners LLC (a)(b)
2,135,000	6.750		09/15/31	2,146,678
Freedom Mortgage Holdings LLC (a)(b)
4,870,000	9.250		02/01/29	4,967,302
Jane Street Group/JSG Finance, Inc. (a)(b)
2,535,000	6.125		11/01/32	2,492,539
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
3,069,000	5.000		08/15/28	2,854,262
Macquarie Airfinance Holdings Ltd. (a)(b)
340,000	6.400		03/26/29	348,718
1,870,000	8.125		03/30/29	1,955,347
Midcap Financial Issuer Trust (a)(b)
2,367,000	6.500		05/01/28	2,259,964
810,000	5.625		01/15/30	715,295
Nationstar Mortgage Holdings, Inc. (a)(b)
2,541,000	5.500		08/15/28	2,523,391
Navient Corp. (a)
2,293,000	5.500		03/15/29	2,172,182

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$1,645,000	9.375%		07/25/30	$1,748,783
OneMain Finance Corp.
1,537,000	7.125		03/15/26	1,551,233
1,740,000	6.625	(a)	05/15/29	1,746,890
1,578,000	4.000	(a)	09/15/30	1,397,840
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)(b)
1,310,000	6.375		02/01/27	1,304,642
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
2,295,000	4.000		10/15/33	1,985,313
SLM Corp. (a)
970,000	6.500		01/31/30	999,275
StoneX Group, Inc. (a)(b)
1,715,000	7.875		03/01/31	1,785,281
United Wholesale Mortgage LLC (a)(b)
3,065,000	5.500		04/15/29	2,972,130
VFH Parent LLC/Valor Co-Issuer, Inc. (a)(b)
1,505,000	7.500		06/15/31	1,546,192

				67,644,879

Electrical – 1.3%
Adani Electricity Mumbai Ltd.
410,000	3.949		02/12/30	353,420
AES Panama Generation Holdings SRL (a)
227,560	4.375		05/31/30	198,844
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (a)(b)
2,630,000	6.375		02/15/32	2,583,502
Calpine Corp. (a)(b)
4,045,000	3.750		03/01/31	3,733,778
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (a)
400,000	5.375		12/30/30	342,440
Eskom Holdings SOC Ltd.
458,000	8.450		08/10/28	463,152
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (a)(b)
497,125	7.250		01/31/41	492,278
Huachen Energy Co. Ltd. (a)(g) (PIK 2.350%, Cash 2.300%)
295,694	4.650		12/29/26	191,370
Lightning Power LLC (a)(b)
4,213,000	7.250		08/15/32	4,368,249
Mong Duong Finance Holdings BV (a)
663,333	5.125		05/07/29	634,106
NextEra Energy Capital Holdings, Inc. (a)(c)
(5 yr. CMT + 1.979%)
1,645,000	6.500		08/15/55	1,657,091
(5 yr. CMT + 2.053%)
1,125,000	6.375		08/15/55	1,129,984
NRG Energy, Inc. (a)
110,000	5.750		01/15/28	110,332
428,000	3.375	(b)	02/15/29	397,167
4,943,000	5.750	(b)	07/15/29	4,923,080
Pacific Gas & Electric Co. (a)
1,410,000	3.500		08/01/50	901,441

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Pike Corp. (a)(b)
$2,320,000	5.500%		09/01/28	$2,282,254
785,000	8.625		01/31/31	823,999
San Miguel Global Power Holdings Corp. (a)(c) (1 yr. CMT + 6.404%)
350,000	8.125		12/02/29	334,141
Sempra (a)(c) (5 yr. CMT + 4.550%)
3,200,000	4.875		10/15/25	3,164,160
XPLR Infrastructure Operating Partners LP (a)(b)
1,945,000	7.250		01/15/29	1,927,923

				31,012,711

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
960,000	6.375		03/15/29	974,006
730,000	6.625		03/15/32	745,491

				1,719,497

Electronics(a)(b) – 0.2%
Imola Merger Corp.
4,318,000	4.750		05/15/29	4,131,333
TTM Technologies, Inc.
769,000	4.000		03/01/29	715,870

				4,847,203

Engineering & Construction(a) – 0.6%
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	701,350
Aeropuertos Dominicanos Siglo XXI SA (b)
690,000	7.000		06/30/34	696,900
Arcosa, Inc. (b)
1,171,000	4.375		04/15/29	1,099,030
590,000	6.875		08/15/32	601,080
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (b)
420,000	7.875		02/03/30	413,700
Dycom Industries, Inc. (b)
2,654,000	4.500		04/15/29	2,504,739
Global Infrastructure Solutions, Inc. (b)
4,255,000	5.625		06/01/29	4,045,399
1,335,000	7.500		04/15/32	1,310,556
IHS Holding Ltd.
293,000	5.625	(b)	11/29/26	285,950
200,000	6.250	(b)	11/29/28	189,131
270,000	8.250		11/29/31	259,538
International Airport Finance SA
618,191	12.000		03/15/33	656,828
Kingston Airport Revenue Finance Ltd. (b)
739,000	6.750		12/15/36	727,730
Mexico City Airport Trust
240,000	3.875		04/30/28	228,216
320,000	5.500		10/31/46	251,800
300,000	5.500		07/31/47	234,543

				14,206,490

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – 1.4%
AMC Entertainment Holdings, Inc. (b)
	$818,000	7.500%	02/15/29	$566,285
Boyne USA, Inc. (b)
	2,596,000	4.750	05/15/29	2,471,470
Caesars Entertainment, Inc. (b)
	4,323,000	4.625	10/15/29	3,995,273
	1,325,000	6.000	10/15/32	1,249,051
Cinemark USA, Inc. (b)
	3,687,000	5.250	07/15/28	3,624,395
	1,065,000	7.000	08/01/32	1,089,378
Cirsa Finance International SARL (b)
EUR	511,000	6.500	03/15/29	602,841
Light & Wonder International, Inc. (b)
	$480,000	7.000	05/15/28	480,182
Lions Gate Capital Holdings LLC (b)
	2,435,000	5.500	04/15/29	1,878,481
Merlin Entertainments Group U.S. Holdings, Inc. (b)
	600,000	7.375	02/15/31	557,682
Penn Entertainment, Inc. (b)
	2,942,000	4.125	07/01/29	2,583,429
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
	2,340,000	6.625	02/01/33	2,313,090
SeaWorld Parks & Entertainment, Inc. (b)
	4,680,000	5.250	08/15/29	4,447,357
Six Flags Entertainment Corp. (b)
	1,779,000	5.500	04/15/27	1,763,024
Warnermedia Holdings, Inc.
	2,205,000	4.054	03/15/29	2,062,006
	4,580,000	4.279	03/15/32	3,922,129

				33,606,073

Environmental(a) – 0.7%
Ambipar Lux SARL (b)
	350,000	10.875	02/05/33	341,915
GFL Environmental, Inc. (b)
	6,695,000	4.000	08/01/28	6,380,803
Madison IAQ LLC (b)
	4,119,000	4.125	06/30/28	3,934,222
	1,594,000	5.875	06/30/29	1,506,665
Reworld Holding Corp.
	645,000	5.000	09/01/30	594,406
Waste Pro USA, Inc. (b)
	4,305,000	7.000	02/01/33	4,403,197

				17,161,208

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b)
	2,490,000	4.625	01/15/27	2,463,681
	1,915,000	5.875	02/15/28	1,914,828
	482,000	4.875	02/15/30	465,593
Aragvi Finance International DAC (a)(b)
	440,000	11.125	11/20/29	436,837

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
BRF GmbH
	$317,000	4.350%		09/29/26	$310,213
BRF SA (a)
	206,000	5.750		09/21/50	165,572
Chobani Holdco II LLC (a)(b)(g) (PIK 9.500%, Cash 8.750%)
	438,461	8.750		10/01/29	464,813
Fiesta Purchaser, Inc. (a)(b)
	1,193,000	9.625		09/15/32	1,247,079
Kraft Heinz Foods Co. (a)
	2,208,000	5.000		07/15/35	2,178,369
	2,487,000	4.375		06/01/46	2,011,958
Performance Food Group, Inc. (a)(b)
	1,105,000	5.500		10/15/27	1,097,188
Post Holdings, Inc. (a)(b)
	5,739,000	4.625		04/15/30	5,420,313
	3,611,000	6.375		03/01/33	3,577,959
U.S. Foods, Inc. (a)(b)
	2,580,000	4.750		02/15/29	2,506,676
	980,000	4.625		06/01/30	933,646
United Natural Foods, Inc. (a)(b)
	2,200,000	6.750		10/15/28	2,158,662

					27,353,387

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	1,940,000	6.300		02/15/30	2,002,914

Healthcare Providers & Services(a) – 1.2%
CAB SELAS
EUR	1,075,000	3.375	(b)	02/01/28	1,151,516
	1,207,000	3.375		02/01/28	1,292,912
DaVita, Inc. (b)
	$6,785,000	3.750		02/15/31	5,962,387
Encompass Health Corp.
	1,150,000	4.500		02/01/28	1,130,876
LifePoint Health, Inc. (b)
	3,465,000	5.375		01/15/29	3,113,545
Medline Borrower LP (b)
	3,135,000	3.875		04/01/29	2,924,391
	4,389,000	5.250		10/01/29	4,170,516
Molina Healthcare, Inc. (b)
	1,818,000	3.875		05/15/32	1,600,985
	2,275,000	6.250		01/15/33	2,259,143
Prime Healthcare Services, Inc. (b)
	1,535,000	9.375		09/01/29	1,462,686
Tenet Healthcare Corp.
	3,154,000	6.125		06/15/30	3,168,256

					28,237,213

Home Builders – 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (a)(b)
	1,577,000	4.875		02/15/30	1,373,110
Installed Building Products, Inc. (a)(b)
	770,000	5.750		02/01/28	757,534

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders – (continued)
KB Home (a)
$1,730,000	7.250%		07/15/30	$1,768,492
PulteGroup, Inc.
2,880,000	7.875		06/15/32	3,277,037
Taylor Morrison Communities, Inc. (a)(b)
1,246,000	5.125		08/01/30	1,207,399

				8,383,572

Home Furnishings(a)(b) – 0.1%
Somnigroup International, Inc.
1,455,000	3.875		10/15/31	1,279,061

Household Products(a) – 0.1%
Central Garden & Pet Co.
1,325,000	4.125		10/15/30	1,214,720
Kronos Acquisition Holdings, Inc. (b)
1,230,000	8.250		06/30/31	1,018,292
Spectrum Brands, Inc. (b)
442,000	3.875		03/15/31	363,744

				2,596,756

Housewares(a) – 0.2%
Newell Brands, Inc.
475,000	6.375		05/15/30	432,659
730,000	6.625		05/15/32	654,905
1,325,000	7.000	(f)	04/01/46	1,023,973
Scotts Miracle-Gro Co.
3,552,000	4.000		04/01/31	3,112,440

				5,223,977

Insurance – 1.7%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
895,000	8.250		02/01/29	916,471
2,140,000	4.250		02/15/29	2,000,814
2,390,000	6.000		08/01/29	2,282,259
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
1,596,000	6.750		10/15/27	1,589,377
5,275,000	6.750		04/15/28	5,307,916
1,660,000	7.375		10/01/32	1,674,641
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (a)(b)
3,140,000	7.875		11/01/29	3,068,691
Ardonagh Group Finance Ltd. (a)(b)
6,551,000	8.875		02/15/32	6,679,924
BroadStreet Partners, Inc. (a)(b)
4,409,000	5.875		04/15/29	4,257,551
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (a)(b)
2,975,000	8.125		02/15/32	3,016,293
HUB International Ltd. (a)(b)
1,470,000	7.375		01/31/32	1,514,541
Markel Group, Inc. (a)(c) (5 yr. CMT + 5.662%)
1,440,000	6.000		06/01/25	1,434,686
MetLife, Inc. (a)(c) (5 yr. CMT + 2.078%)
3,045,000	6.350		03/15/55	3,027,034

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Prudential Financial, Inc. (a)(c) (5 yr. CMT + 3.234%)
	$2,400,000	6.000%		09/01/52	$2,392,056
Ryan Specialty LLC (a)(b)
	1,260,000	5.875		08/01/32	1,246,745
Transatlantic Holdings, Inc.
	70,000	8.000		11/30/39	84,056
USI, Inc. (a)(b)
	1,125,000	7.500		01/15/32	1,164,600

					41,657,655

Internet(a) – 0.8%
ANGI Group LLC (b)
	2,499,000	3.875		08/15/28	2,284,211
Expedia Group, Inc.
	3,285,000	3.250		02/15/30	3,066,482
Gen Digital, Inc. (b)
	1,170,000	6.250		04/01/33	1,167,227
GrubHub Holdings, Inc. (b)
	3,260,000	5.500		07/01/27	2,941,531
ION Trading Technologies SARL (b)
	1,868,000	5.750		05/15/28	1,680,210
	1,980,000	9.500		05/30/29	1,928,718
Match Group Holdings II LLC (b)
	1,155,000	5.625		02/15/29	1,132,373
	883,000	3.625		10/01/31	755,486
Rakuten Group, Inc. (b)(c) (5 yr. CMT + 4.250%)
	1,125,000	8.125		12/15/29	1,057,129
Snap, Inc. (b)
	740,000	6.875		03/01/33	738,809
United Group BV
EUR	1,125,000	4.625	(b)	08/15/28	1,267,371
(3 mo. EUR EURIBOR + 4.250%)
	1,125,000	6.806	(c)	02/15/31	1,268,084

					19,287,631

Investment Companies(a)(b) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$1,905,000	10.000		11/15/29	1,865,586

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc.
	2,160,000	5.875		06/01/27	2,131,186
	1,230,000	6.875	(b)	11/01/29	1,191,882
	1,555,000	4.875	(b)	03/01/31	1,330,038
	810,000	7.500	(b)	09/15/31	784,728
CSN Inova Ventures
	520,000	6.750		01/28/28	484,380
Metinvest BV
	200,000	8.500		04/23/26	178,500
Samarco Mineracao SA (g) (PIK 9.049%, Cash 9.000%)
	797,753	9.500		06/30/31	748,252

					6,848,966

Leisure Time(a)(b) – 0.6%
Acushnet Co.
	310,000	7.375		10/15/28	321,377

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time(a)(b) – (continued)
Carnival Corp.
	$2,305,000	5.750%		03/15/30	$2,291,838
	1,795,000	6.125		02/15/33	1,778,809
MajorDrive Holdings IV LLC
	3,765,000	6.375		06/01/29	2,794,722
NCL Corp. Ltd.
	1,875,000	6.750		02/01/32	1,830,600
Royal Caribbean Cruises Ltd.
	2,425,000	5.625		09/30/31	2,408,316
	4,121,000	6.250		03/15/32	4,184,958
TUI Cruises GmbH
EUR	206,972	6.500		05/15/26	234,509

					15,845,129

Lodging – 0.5%
Genting New York LLC/GENNY Capital, Inc. (a)(b)
	$4,225,000	7.250		10/01/29	4,183,511
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (a)(b)
	3,640,000	5.000		06/01/29	3,365,508
Las Vegas Sands Corp. (a)
	170,000	6.000		06/14/30	170,304
Melco Resorts Finance Ltd. (a)
	430,000	5.625		07/17/27	412,800
	1,360,000	7.625	(b)	04/17/32	1,305,600
MGM Resorts International (a)
	1,757,000	4.750		10/15/28	1,693,133
Travel & Leisure Co. (a)(b)
	573,000	6.625		07/31/26	576,770
Wynn Macau Ltd. (b)(e)
	310,000	4.500		03/07/29	301,630

					12,009,256

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	983,000	4.125		06/30/28	947,258
Terex Corp.
	1,015,000	6.250		10/15/32	971,639
Vertiv Group Corp.
	2,836,000	4.125		11/15/28	2,737,506

					4,656,403

Machinery-Diversified(a)(b) – 0.4%
Chart Industries, Inc.
	1,665,000	7.500		01/01/30	1,730,451
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
	2,935,000	9.000		02/15/29	2,978,057
TK Elevator Holdco GmbH
	4,309,000	7.625		07/15/28	4,323,047

					9,031,555

Media(a) – 2.2%
AMC Networks, Inc. (b)
	980,000	10.250		01/15/29	1,013,281

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media(a) – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
	$4,780,000	4.750%	03/01/30	$4,516,909
	5,885,000	4.250	02/01/31	5,320,334
	4,605,000	4.750	02/01/32	4,172,867
Charter Communications Operating LLC/Charter Communications Operating Capital
	11,515,000	6.384	10/23/35	11,647,653
Cumulus Media New Holdings, Inc. (b)
	2,205,000	8.000	07/01/29	605,206
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)
	5,735,000	5.875	08/15/27	5,544,655
DISH DBS Corp. (b)
	1,650,000	5.250	12/01/26	1,501,896
DISH Network Corp. (b)
	1,740,000	11.750	11/15/27	1,828,027
iHeartCommunications, Inc. (b)
	2,174,000	10.875	05/01/30	913,123
	420,000	7.000	01/15/31	289,758
News Corp. (b)
	2,370,000	3.875	05/15/29	2,229,246
Nexstar Media, Inc. (b)
	1,440,000	5.625	07/15/27	1,424,563
Sinclair Television Group, Inc. (b)
	1,160,000	5.125	02/15/27	1,073,824
Sirius XM Radio LLC (b)
	785,000	3.125	09/01/26	764,284
	4,815,000	4.000	07/15/28	4,535,441
	2,170,000	3.875	09/01/31	1,861,903
TEGNA, Inc.
	2,205,000	4.625	03/15/28	2,107,407
Telecomunicaciones Digitales SA
	560,000	4.500	01/30/30	507,500
Ziggo Bond Co. BV (b)
EUR	675,000	3.375	02/28/30	677,042
Ziggo BV (b)
	$1,628,000	4.875	01/15/30	1,495,269

				54,030,188

Mining – 0.6%
Constellium SE (a)(b)
	2,585,000	3.750	04/15/29	2,373,521
Endeavour Mining PLC (a)(b)
	200,000	5.000	10/14/26	195,262
First Quantum Minerals Ltd. (a)(b)
	260,000	6.875	10/15/27	256,425
	250,000	8.625	06/01/31	253,672
	235,000	8.000	03/01/33	232,944
Freeport-McMoRan, Inc. (a)
	1,920,000	5.400	11/14/34	1,917,370
Glencore Finance Canada Ltd. (b)
	2,880,000	5.550	10/25/42	2,651,501
Glencore Funding LLC (a)(b)
	2,855,000	2.850	04/27/31	2,540,065
Navoi Mining & Metallurgical Combinat (b)
	200,000	6.700	10/17/28	203,175

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Mining – (continued)
$200,000	6.950%	10/17/31	$201,196
Novelis Corp. (a)(b)
2,305,000	4.750	01/30/30	2,140,676
630,000	6.875	01/30/30	639,185
Vedanta Resources Finance II PLC (a)(b)
400,000	11.250	12/03/31	387,000

			13,991,992

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc. (b)
580,000	6.375	03/15/33	583,666
Axon Enterprise, Inc. (b)
755,000	6.125	03/15/30	770,077
770,000	6.250	03/15/33	785,746
Hillenbrand, Inc.
1,090,000	6.250	02/15/29	1,085,433
1,294,000	3.750	03/01/31	1,123,723

			4,348,645

Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp.
271,000	5.000	08/15/25	269,266

Oil Field Services – 3.1%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
928,000	7.500	10/01/29	931,721
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
1,680,000	6.625	09/01/32	1,669,584
Aris Water Holdings LLC (a)(b)
1,485,000	7.250	04/01/30	1,474,783
Azule Energy Finance PLC (a)(b)
750,000	8.125	01/23/30	718,125
California Resources Corp. (a)(b)
396,000	7.125	02/01/26	394,131
Chesapeake Energy Corp.
2,000,000	5.500	09/15/26	8,000
Chord Energy Corp. (a)(b)
1,860,000	6.750	03/15/33	1,811,138
Civitas Resources, Inc. (a)(b)
1,265,000	8.375	07/01/28	1,242,787
CNX Resources Corp. (a)(b)
1,865,000	7.250	03/01/32	1,864,664
Continental Resources, Inc. (a)(b)
1,251,000	5.750	01/15/31	1,232,998
Crescent Energy Finance LLC (a)(b)
5,345,000	7.375	01/15/33	4,697,881
DNO ASA (a)
330,000	9.250	06/04/29	334,125
890,000	8.500	03/27/30	881,100
Ecopetrol SA (a)
110,000	8.625	01/19/29	114,675
60,000	6.875	04/29/30	58,095
240,000	4.625	11/02/31	195,120
150,000	7.750	02/01/32	143,063
140,000	8.875	01/13/33	140,085

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$270,000	5.875%		11/02/51	$172,800
EQT Corp. (a)(b)
2,210,000	7.500		06/01/27	2,246,332
1,835,000	3.625		05/15/31	1,680,970
Expand Energy Corp. (a)
1,385,000	4.750		02/01/32	1,300,072
Guara Norte SARL
519,123	5.198		06/15/34	477,593
Hunt Oil Co. of Peru LLC Sucursal Del Peru (a)(b)
1,110,000	8.550		09/18/33	1,241,812
460,000	7.750		11/05/38	472,938
Kodiak Gas Services LLC (a)(b)
3,670,000	7.250		02/15/29	3,729,601
Kosmos Energy Ltd. (a)(b)
910,000	8.750		10/01/31	732,277
Lukoil Securities BV
250,000	3.875		05/06/30	180,000
Matador Resources Co. (a)(b)
2,680,000	6.875		04/15/28	2,664,965
1,340,000	6.500		04/15/32	1,290,179
1,900,000	6.250		04/15/33	1,785,031
MEG Energy Corp. (a)(b)
1,200,000	5.875		02/01/29	1,156,812
Murphy Oil Corp. (a)
1,388,000	6.000		10/01/32	1,264,232
Noble Finance II LLC (a)(b)
3,665,000	8.000		04/15/30	3,488,200
Occidental Petroleum Corp. (a)
2,445,000	6.625		09/01/30	2,532,898
Permian Resources Operating LLC (a)(b)
1,038,000	5.875		07/01/29	1,014,012
980,000	7.000		01/15/32	987,624
1,180,000	6.250		02/01/33	1,153,167
Petroleos Mexicanos
96,000	6.490	(a)	01/23/27	93,922
428,000	6.500		03/13/27	417,471
550,000	5.350		02/12/28	507,430
Raizen Fuels Finance SA (a)
200,000	5.700		01/17/35	185,730
320,000	6.700	(b)	02/25/37	313,536
260,000	6.950	(b)	03/05/54	245,700
SEPLAT Energy PLC (a)(b)
1,110,000	9.125		03/21/30	1,049,993
ShaMaran Petroleum Corp. (a)
201,813	12.000		07/30/29	203,327
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (a)(b)
3,917,000	7.875		11/01/28	4,018,294
SM Energy Co. (a)(b)
935,000	6.750		08/01/29	874,019
1,495,000	7.000		08/01/32	1,378,510
Sunoco LP (a)(b)
1,280,000	7.000		05/01/29	1,316,006
980,000	7.250		05/01/32	1,015,280
Sunoco LP/Sunoco Finance Corp. (a)
6,685,000	4.500		05/15/29	6,336,645

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
TechnipFMC PLC (a)(b)
	$3,490,000	6.500%		02/01/26	$3,485,812
Tengizchevroil Finance Co. International Ltd. (a)
	830,000	2.625		08/15/25	821,700
Transocean Poseidon Ltd. (a)(b)
	525,525	6.875		02/01/27	523,318
Transocean Titan Financing Ltd. (a)(b)
	705,714	8.375		02/01/28	699,038
Transocean, Inc. (a)(b)
	1,250,000	8.250		05/15/29	1,009,413
	276,000	8.750		02/15/30	269,337
	1,260,000	8.500		05/15/31	980,078
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
	2,210,000	7.125		03/15/29	2,230,862
Vista Energy Argentina SAU (a)
	360,000	7.625		12/10/35	343,548
Wildfire Intermediate Holdings LLC (a)(b)
	925,000	7.500		10/15/29	846,375
YPF SA (a)(b)
	180,000	9.500		01/17/31	186,210
	190,000	8.250		01/17/34	185,011

					77,020,155

Packaging – 0.7%
ARD Finance SA (a)(g)
(PIK 5.750%, Cash 5.000%)
EUR	2,724,409	5.000		06/30/27	107,837
(PIK 7.250%, Cash 6.500%)
	$2,103,587	6.500	(b)	06/30/27	50,591
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (a)
	523,000	6.000	(b)	06/15/27	521,295
EUR	2,426,000	3.000		09/01/29	2,325,470
	$1,463,000	4.000	(b)	09/01/29	1,270,586
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)(b)
	3,095,000	5.250		08/15/27	1,423,267
Ball Corp. (a)
	3,735,000	6.000		06/15/29	3,812,315
Berry Global, Inc. (a)(b)
	438,000	4.500		02/15/26	437,737
	1,920,000	5.625		07/15/27	1,919,155
Efesto Bidco SpA Efesto U.S. LLC (a)(b)
	2,523,000	7.500		02/15/32	2,510,133
LABL, Inc. (a)(b)
	755,000	8.625		10/01/31	617,062
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (a)(b)
	290,000	3.750		08/02/28	263,900
Sealed Air Corp. (b)
	1,768,000	6.875		07/15/33	1,835,396
Trivium Packaging Finance BV (a)(b)
	1,075,000	5.500		08/15/26	1,063,852

					18,158,596

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(a) – 0.7%
1261229 BC Ltd. (b)
$1,155,000	10.000%		04/15/32	$1,131,761
AdaptHealth LLC (b)
1,385,000	6.125		08/01/28	1,344,198
645,000	4.625		08/01/29	577,178
980,000	5.125		03/01/30	878,041
CVS Health Corp.
6,490,000	3.750		04/01/30	6,171,665
Opal Bidco SAS (b)
3,650,000	6.500		03/31/32	3,654,198
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)
700,000	4.125		04/30/28	660,289
1,950,000	5.125		04/30/31	1,635,894
Prestige Brands, Inc. (b)
1,780,000	3.750		04/01/31	1,607,821

				17,661,045

Pipelines – 4.0%
Acu Petroleo Luxembourg SARL (a)
747,341	7.500		07/13/35	744,725
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b)
2,340,000	6.625		02/01/32	2,363,283
Blue Racer Midstream LLC/Blue Racer Finance Corp. (a)(b)
675,000	7.000		07/15/29	687,467
680,000	7.250		07/15/32	697,258
Buckeye Partners LP (a)
889,000	4.125		12/01/27	854,107
1,167,000	4.500	(b)	03/01/28	1,126,493
2,245,000	6.875	(b)	07/01/29	2,287,408
780,000	6.750	(b)	02/01/30	792,847
CNX Midstream Partners LP (a)(b)
2,292,000	4.750		04/15/30	2,111,918
CQP Holdco LP/BIP-V Chinook Holdco LLC (a)(b)
3,880,000	5.500		06/15/31	3,729,184
DCP Midstream Operating LP (b)
3,840,000	6.750		09/15/37	3,922,291
Delek Logistics Partners LP/Delek Logistics Finance Corp. (a)(b)
1,405,000	8.625		03/15/29	1,443,666
DT Midstream, Inc. (a)(b)
3,960,000	4.375		06/15/31	3,653,417
Energy Transfer LP
2,865,000	6.625		10/15/36	2,992,235
Enterprise Products Operating LLC (a)(c) (3 mo. USD Term SOFR + 3.039%)
960,000	7.358		06/01/67	938,227
Excelerate Energy LP (a)(b)
1,765,000	8.000		05/15/30	1,791,581
Genesis Energy LP/Genesis Energy Finance Corp. (a)
1,930,000	7.750		02/01/28	1,922,666
2,700,000	7.875		05/15/32	2,631,771
Global Partners LP/GLP Finance Corp. (a)
3,762,000	6.875		01/15/29	3,735,365
Howard Midstream Energy Partners LLC (a)(b)
1,550,000	8.875		07/15/28	1,612,558

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$1,395,000	7.375%	07/15/32	$1,428,075
Kinder Morgan Energy Partners LP
6,715,000	7.300	08/15/33	7,327,341
Kinetik Holdings LP (a)(b)
650,000	6.625	12/15/28	654,829
3,350,000	5.875	06/15/30	3,274,591
MPLX LP (a)
5,685,000	2.650	08/15/30	5,087,108
NuStar Logistics LP (a)
2,464,000	6.375	10/01/30	2,501,946
Prairie Acquiror LP (a)(b)
3,335,000	9.000	08/01/29	3,360,779
Rockies Express Pipeline LLC (a)(b)
1,435,000	6.750	03/15/33	1,460,313
Summit Midstream Holdings LLC (a)(b)
4,215,000	8.625	10/31/29	4,146,886
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)(b)
1,795,000	7.375	02/15/29	1,788,682
505,000	6.000	12/31/30	470,428
4,305,000	6.000	09/01/31	3,966,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a)
1,835,000	4.875	02/01/31	1,780,519
TransMontaigne Partners LLC (a)(b)
4,115,000	8.500	06/15/30	4,141,048
Venture Global Calcasieu Pass LLC (a)(b)
3,113,000	4.125	08/15/31	2,799,957
Venture Global LNG, Inc. (a)(b)
3,845,000	8.125	06/01/28	3,820,584
2,380,000	9.500	02/01/29	2,466,085
1,325,000	7.000	01/15/30	1,248,455
Williams Cos., Inc.
6,715,000	7.500	01/15/31	7,520,666

			99,283,472

Real Estate – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (a)(b)
3,565,000	5.750	01/15/29	2,818,703
Howard Hughes Corp. (a)(b)
704,000	4.125	02/01/29	645,160
NWD MTN Ltd.
200,000	4.125	07/18/29	120,000
Redsun Properties Group Ltd. (a)(h)
230,000	7.300	01/13/25	2,300
Yuzhou Group Holdings Co. Ltd. (a)(c) (-1X 5 yr. CMT + 8.527%)
380,000	5.375	09/29/25	5,700

			3,591,863

Real Estate Investment Trust(a) – 1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LLC (b)(c)
505,000	5.750	05/15/26	500,192
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (b)
1,630,000	4.375	07/22/31	1,304,815

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Crown Castle, Inc.
$290,000	4.150%		07/01/50	$215,418
Iron Mountain Information Management Services, Inc. (b)
9,118,000	5.000		07/15/32	8,531,439
MPT Operating Partnership LP/MPT Finance Corp.
2,880,000	5.000		10/15/27	2,563,546
2,570,000	3.500		03/15/31	1,712,648
105,000	8.500	(b)	02/15/32	106,932
SBA Communications Corp.
2,532,000	3.875		02/15/27	2,479,664
Starwood Property Trust, Inc. (b)
2,040,000	6.500		07/01/30	2,057,299
Trust Fibra Uno
200,000	4.869		01/15/30	185,700
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
2,055,000	4.750		04/15/28	1,966,101
VICI Properties LP
1,159,000	4.750		02/15/28	1,162,025
XHR LP (b)
2,650,000	4.875		06/01/29	2,500,195

				25,285,974

Retailing(a) – 1.3%
Arko Corp. (b)
1,590,000	5.125		11/15/29	1,272,079
Asbury Automotive Group, Inc. (b)
1,402,000	4.625		11/15/29	1,319,983
774,000	5.000		02/15/32	705,191
AutoNation, Inc.
921,000	4.750		06/01/30	903,464
Beacon Roofing Supply, Inc. (b)
2,455,000	4.125		05/15/29	2,477,340
1,245,000	6.750		04/30/32	1,248,312
Cougar JV Subsidiary LLC (b)
3,252,000	8.000		05/15/32	3,375,999
Foundation Building Materials, Inc. (b)
2,435,000	6.000		03/01/29	2,048,833
Group 1 Automotive, Inc. (b)
480,000	6.375		01/15/30	485,870
GYP Holdings III Corp. (b)
1,777,000	4.625		05/01/29	1,671,748
LCM Investments Holdings II LLC (b)
2,895,000	4.875		05/01/29	2,737,049
1,155,000	8.250		08/01/31	1,209,528
Lowe’s Cos., Inc.
1,977,000	3.750		04/01/32	1,838,531
4,220,000	5.000		04/15/33	4,205,146
Penske Automotive Group, Inc.
2,089,000	3.750		06/15/29	1,935,605
Staples, Inc. (b)
650,000	10.750		09/01/29	564,831
Suburban Propane Partners LP/Suburban Energy Finance Corp. (b)
2,155,000	5.000		06/01/31	1,969,692

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
Vivo Energy Investments BV
	$290,000	5.125%		09/24/27	$282,208
Yum! Brands, Inc. (b)
	2,939,000	4.750		01/15/30	2,854,709

					33,106,118

Semiconductors(a) – 0.3%
Broadcom, Inc. (b)
	1,984,000	3.469		04/15/34	1,741,634
	1,781,000	3.137		11/15/35	1,475,630
	3,184,000	3.187		11/15/36	2,601,296
NXP BV/NXP Funding LLC/NXP USA, Inc.
	942,000	3.400		05/01/30	873,177
Qorvo, Inc.
	720,000	4.375		10/15/29	688,630

					7,380,367

Software(a) – 1.4%
AthenaHealth Group, Inc. (b)
	4,570,000	6.500		02/15/30	4,370,382
Castle U.S. Holding Corp. (b)
	4,104,000	9.500		02/15/28	1,813,722
Clarivate Science Holdings Corp. (b)
	3,369,000	3.875		07/01/28	3,181,448
	2,306,000	4.875		07/01/29	2,098,552
Cloud Software Group, Inc. (b)
	1,585,000	8.250		06/30/32	1,654,312
Elastic NV (b)
	1,760,000	4.125		07/15/29	1,656,864
Open Text Corp. (b)
	6,665,000	3.875		12/01/29	6,148,529
Oracle Corp.
	1,935,000	4.900		02/06/33	1,900,925
	1,350,000	3.600		04/01/50	918,027
ROBLOX Corp. (b)
	1,895,000	3.875		05/01/30	1,752,363
SS&C Technologies, Inc. (b)
	815,000	5.500		09/30/27	811,618
	3,530,000	6.500		06/01/32	3,583,762
TeamSystem SpA (b)
EUR	2,975,000	3.500		02/15/28	3,301,174
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (b)
	$1,390,000	3.875		02/01/29	1,277,174

					34,468,852

Sovereign(a)(c) – 0.2%
CoBank ACB (3 mo. USD LIBOR + 4.660%)
	5,135,000	6.250		10/01/26	5,085,622

Telecommunication Services – 1.1%
Altice France SA (a)(b)
	4,695,000	5.500		10/15/29	3,837,552
AT&T, Inc. (a)
	3,335,000	2.250		02/01/32	2,833,383
Axian Telecom (a)
	250,000	7.375	(b)	02/16/27	248,202

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$200,000	7.375%		02/16/27	$198,562
CAS Capital No. 1 Ltd. (a)(c) (5 yr. CMT + 3.642%)
204,000	4.000		07/12/26	195,585
CommScope LLC (a)(b)
549,000	8.250		03/01/27	499,431
1,195,000	9.500		12/15/31	1,222,258
EchoStar Corp. (a)
3,085,000	10.750		11/30/29	3,261,431
(PIK 6.750%, Cash 6.750%)
1,240,000	6.750	(g)	11/30/30	1,153,436
Fibercop SpA (a)(b)
1,348,000	7.200		07/18/36	1,316,309
674,000	7.721		06/04/38	671,095
Hughes Satellite Systems Corp.
1,140,000	6.625		08/01/26	925,942
Iliad Holding SASU (a)(b)
1,400,000	7.000		04/15/32	1,418,074
Level 3 Financing, Inc. (a)(b)
1,446,000	10.500		05/15/30	1,566,698
Nokia of America Corp.
2,880,000	6.450		03/15/29	2,811,341
Sprint Capital Corp.
1,105,000	8.750		03/15/32	1,326,718
Telecom Italia Capital SA
432,000	7.200		07/18/36	442,675
311,000	7.721		06/04/38	324,326
Telefonica Celular del Paraguay SA (a)
203,000	5.875		04/15/27	201,541
T-Mobile USA, Inc. (a)
1,821,000	4.500		04/15/50	1,476,867
Total Play Telecomunicaciones SA de CV (a)
250,000	10.500		12/31/28	222,112
290,000	11.125	(b)	12/31/32	262,450
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
865,000	8.250		10/01/31	886,919

				27,302,907

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,095,000	3.375		04/01/26	2,057,437

Transportation – 0.3%
MV24 Capital BV
428,697	6.748		06/01/34	409,406
Rand Parent LLC (a)(b)
2,790,000	8.500		02/15/30	2,595,648
RXO, Inc. (a)(b)
1,675,000	7.500		11/15/27	1,716,490
Transnet SOC Ltd. (b)
400,000	8.250		02/06/28	402,250
XPO, Inc. (a)(b)
1,315,000	7.125		02/01/32	1,345,666

				6,469,460

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
$2,130,000	5.500%	05/01/28	$2,090,787

TOTAL CORPORATE OBLIGATIONS (Cost $1,159,752,585)			$1,115,090,778

Shares	Description	Value

Common Stocks – 36.7%

Aerospace & Defense – 0.9%
77,347	General Electric Co.	$15,588,514
25,296	L3Harris Technologies, Inc.	5,565,626

		21,154,140

Banks – 3.4%
808,429	Banco Bilbao Vizcaya Argentaria SA ADR	11,075,477
413,004	Bank of America Corp.	16,470,600
136,464	JPMorgan Chase & Co.	33,381,824
207,410	Truist Financial Corp.	7,952,099
218,878	Wells Fargo & Co.	15,542,527

		84,422,527

Beverages – 0.8%
113,203	Coca-Cola Co.	8,212,878
115,807	Coca-Cola Europacific Partners PLC	10,508,327

		18,721,205

Biotechnology – 0.9%
57,742	AbbVie, Inc.	11,265,464
37,298	Amgen, Inc.	10,850,734

		22,116,198

Capital Markets – 1.1%
74,880	Blackstone, Inc.	9,862,445
86,474	KKR & Co., Inc.	9,881,384
352,621	Singapore Exchange Ltd. ADR(i)	7,740,031

		27,483,860

Chemicals – 0.7%
38,796	Linde PLC	17,583,511

Commercial Services & Supplies – 0.4%
41,065	Republic Services, Inc.	10,297,049

Communications Equipment – 0.6%
222,518	Cisco Systems, Inc.	12,845,964
35,685	Intelsat SA(h)	1,405,989

		14,251,953

Construction & Engineering – 0.2%
153,348	Vinci SA ADR	5,428,519

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – 0.5%
42,763	American Express Co.	$11,392,491

Consumer Staples Distribution & Retail – 1.7%
10,320	Costco Wholesale Corp.	10,263,240
250,110	Koninklijke Ahold Delhaize NV ADR	10,259,512
209,113	Walmart, Inc.	20,336,239

		40,858,991

Containers & Packaging – 0.3%
165,468	International Paper Co.	7,558,578

Diversified Telecommunication Services – 0.5%
409,045	AT&T, Inc.	11,330,547

Electric Utilities – 1.4%
155,047	Iberdrola SA ADR	11,202,146
166,321	NextEra Energy, Inc.	11,123,548
182,325	Xcel Energy, Inc.	12,890,378

		35,216,072

Electrical Equipment – 0.8%
40,757	Eaton Corp. PLC	11,997,638
183,170	Schneider Electric SE ADR	8,475,276

		20,472,914

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	1,390,534

Financial Services – 0.3%
20,259	Visa, Inc. Class A	6,999,485

Food Products – 0.4%
84,165	Nestle SA ADR	8,971,147

Ground Transportation – 0.2%
25,107	Norfolk Southern Corp.	5,625,223

Health Care Equipment & Supplies – 0.8%
105,402	Abbott Laboratories	13,781,311
50,833	Hoya Corp. ADR	5,945,428

		19,726,739

Health Care Providers & Services – 0.9%
116,807	CVS Health Corp.	7,792,195
34,170	UnitedHealth Group, Inc.	14,058,905

		21,851,100

Health Care REITs – 0.2%
284,747	Healthpeak Properties, Inc.	5,079,886

Hotels, Restaurants & Leisure – 1.4%
40,270	Hilton Worldwide Holdings, Inc.	9,080,080
55,319	McDonald’s Corp.	17,682,718
97,093	Starbucks Corp.	7,772,295

		34,535,093

Household Products – 0.8%
114,328	Procter & Gamble Co.	18,586,303

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrial Conglomerates – 0.6%
68,183	Honeywell International, Inc.	$14,352,521

Industrial REITs – 0.3%
83,320	Prologis, Inc.	8,515,304

Insurance – 1.2%
49,118	Allstate Corp.	9,744,520
42,440	Marsh & McLennan Cos., Inc.	9,568,947
315,350	Zurich Insurance Group AG ADR	11,144,469

		30,457,936

Interactive Media & Services – 0.5%
69,371	Alphabet, Inc. Class A	11,016,115

IT Services – 0.4%
28,555	Accenture PLC Class A	8,542,228
4,535	DSG TopCo, Inc.(h)	64,851

		8,607,079

Life Sciences Tools & Services – 0.5%
58,600	Danaher Corp.	11,680,738

Machinery – 0.5%
23,224	Caterpillar, Inc.	7,182,487
24,587	Illinois Tool Works, Inc.	5,898,667

		13,081,154

Media – 0.5%
36,581	Audacy Class A(h)	451,152
4,010	Audacy Capital Corp. Class B(h)	68,173
194,739	Bright Pattern Holdco(d)(h)	195
635,140	iHeartMedia, Inc. Class A(h)	654,194
110,515	New York Times Co. Class A	5,753,411
81,154	Omnicom Group, Inc.	6,180,688

		13,107,813

Metals & Mining – 0.9%
237,425	Freeport-McMoRan, Inc.	8,554,423
232,304	Rio Tinto PLC ADR	13,798,857

		22,353,280

Multi-Utilities – 2.2%
133,557	Ameren Corp.	13,254,197
169,169	CMS Energy Corp.	12,459,297
194,874	Dominion Energy, Inc.	10,597,248
150,436	National Grid PLC ADR(i)	10,981,828
91,057	Sempra	6,762,803

		54,055,373

Office REITs – 0.2%
60,560	BXP, Inc.	3,859,489

Oil, Gas & Consumable Fuels – 2.4%
176,460	BP PLC ADR	4,845,592
112,895	ConocoPhillips	10,061,202
61,213	EOG Resources, Inc.	6,753,630

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
2,642	Expand Energy Corp.	$274,504
156,865	Exxon Mobil Corp.	16,569,650
55,999	Phillips 66	5,827,256
241,265	Shell PLC ADR	15,556,767

		59,888,601

Personal Products – 0.8%
422,160	Kenvue, Inc.	9,962,976
157,349	Unilever PLC ADR	9,999,529

		19,962,505

Pharmaceuticals – 2.1%
133,960	AstraZeneca PLC ADR	9,616,988
6,541	Eli Lilly & Co.	5,880,032
115,447	Johnson & Johnson	18,045,521
118,319	Merck & Co., Inc.	10,080,779
212,131	Roche Holding AG ADR	8,648,581

		52,271,901

Real Estate Management & Development(b) – 0.0%
122,732	Sunac Services Holdings Ltd.	29,062

Residential REITs – 0.3%
35,780	AvalonBay Communities, Inc.	7,513,084

Retail REITs – 0.2%
81,816	Regency Centers Corp.	5,905,479

Semiconductors & Semiconductor Equipment – 1.0%
7,625	KLA Corp.	5,358,011
80,495	Marvell Technology, Inc.	4,698,493
60,954	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,160,423
32,344	Texas Instruments, Inc.	5,176,657

		25,393,584

Software – 1.2%
23,110	Microsoft Corp.	9,134,459
72,625	Oracle Corp.	10,219,790
32,845	Salesforce, Inc.	8,825,780

		28,180,029

Specialized REITs – 0.2%
35,565	Digital Realty Trust, Inc.	5,709,605

Specialty Retail – 0.5%
54,931	Lowe’s Cos., Inc.	12,280,374

Technology Hardware, Storage & Peripherals – 0.2%
342,320	Hewlett Packard Enterprise Co.	5,552,430

Trading Companies & Distributors – 0.4%
130,108	Fastenal Co.	10,534,845

Water Utilities – 0.3%
42,034	American Water Works Co., Inc.	6,179,418

TOTAL COMMON STOCKS (Cost $701,192,260)		$901,541,784

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – 6.4%

Aerospace & Defense – 0.3%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 2.750%)
$1,265,453	7.049%	10/31/30	$1,255,963
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 2.000%)
1,945,125	6.322	10/31/31	$1,933,084
Kaman Corp.(1 mo. USD Term SOFR + 2.750%)–(6 mo. USD Term SOFR + 2.750%)
3,289,655	7.025–7.068	02/26/32	3,237,383

			6,426,430

Auto Parts & Equipment – 0.3%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
2,900,000	13.041	03/30/28	2,436,000
(3 mo. USD Term SOFR + 5.000%)
3,909,246	9.541	03/30/27	$3,621,245
Garrett LX I SARL(3 mo. USD Term SOFR + 2.250%)
2,709,000	6.530	01/17/32	2,681,910

			8,739,155

Building Materials – 0.3%
Chamberlain Group, Inc.(1 mo. USD Term SOFR + 3.250%)
4,281,188	7.672	11/03/28	4,222,878
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
2,160,123	8.061	12/22/28	2,148,156
(3 mo. USD Term SOFR + 6.750%)
625,000	11.311	12/21/29	617,581

			6,988,615

Chemicals – 0.4%
Illuminate Buyer LLC(1 mo. USD Term SOFR + 3.000%)
4,527,250	7.322	12/31/29	4,514,528
Nouryon Finance BV(3 mo. USD Term SOFR + 3.250%)
4,450,373	7.553	04/03/28	4,415,127

			8,929,655

Commercial Services – 1.1%
Albion Financing 3 SARL(3 mo. USD Term SOFR + 3.000%)
2,940,318	7.302	08/16/29	2,932,967
Ankura Consulting Group LLC(3 mo. USD Term SOFR + 3.500%)
4,912,687	7.803	12/29/31	4,846,661
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
2,891,767	7.740	11/16/28	2,878,205
(3 mo. USD Term SOFR + 3.150%)
1,938,123	7.490	11/16/28	1,920,196
Fugue Finance BV(6 mo. USD Term SOFR + 3.250%)
4,625,000	7.496	01/09/32	4,613,437
Teneo Holdings LLC(1 mo. USD Term SOFR + 4.750%)
3,258,543	9.072	03/13/31	3,262,616
TruGreen LP(3 mo. USD Term SOFR + 8.500%)
1,750,000	13.041	11/02/28	1,347,500

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Commercial Services – (continued)
Veritiv Corp.(3 mo. USD Term SOFR + 4.000%)
$4,638,346	8.299%	11/30/30	$4,592,705

			26,394,287

Computers – 0.4%
Kaseya Inc.(k)
3,450,000	0.000	03/20/32	3,422,883
McAfee LLC(1 mo. USD Term SOFR + 3.000%)
3,940,125	7.319	03/01/29	3,688,942
Virtusa Corp.(1 mo. USD Term SOFR + 3.250%)
1,860,228	7.572	02/15/29	1,852,861

			8,964,686

Containers & Packaging – 0.1%
LABL, Inc.(1 mo. USD Term SOFR + 5.000%)
1,838,250	9.422	10/30/28	1,579,829

Diversified Financial Services – 0.2%
Fiserv Investment Solutions, Inc.(3 mo. USD Term SOFR + 4.000%)
619,125	8.322	02/18/27	600,359
FNZ Group Services Ltd.(d) (3 mo. USD Term SOFR + 5.000%)
3,275,000	9.291	11/05/31	2,701,875
Gen II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
2,300,000	6.967	11/26/31	2,288,500

			5,590,734

Electric – 0.2%
Kohler Energy Co. LLC(3 mo. USD Term SOFR + 3.750%)
4,292,792	8.049	05/01/31	4,188,176

Electronics – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC(1 mo. USD Term SOFR + 4.250%)
2,100,000	8.569	12/02/31	2,012,493

Engineering & Construction – 0.2%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)
960,139	6.822	07/01/31	949,462
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
1,176,127	6.780–6.822	07/01/31	1,163,025
Construction Partners, Inc.(1 mo. USD Term SOFR + 2.500%)
598,500	6.820	11/03/31	593,514
TRC Cos. LLC(1 mo. USD Term SOFR + 3.000%)
3,367,629	7.322	12/08/28	3,342,372

			6,048,373

Entertainment – 0.2%
Cinemark USA, Inc.(1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
2,891,368	7.049–7.071	05/24/30	2,881,740
Crown Finance U.S., Inc.(1 mo. USD Term SOFR + 5.250%)
2,618,437	9.569	12/02/31	2,591,441

			5,473,181

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Health Care Services – 0.1%
LifePoint Health, Inc.(3 mo. USD Term SOFR + 3.750%)
	$2,779,948	8.006%	05/19/31	$2,721,736

Insurance – 0.3%
Asurion LLC(1 mo. USD Term SOFR + 3.250%)
	2,420,023	7.686	12/23/26	2,398,461
Truist Insurance Holdings LLC(3 mo. USD Term SOFR + 2.750%)
	4,650,000	7.049	05/06/31	4,593,828

				6,992,289

Internet – 0.2%
Diamond Sports Group LLC(3 mo. USD Term SOFR + 15.000%)
	85,150	15.000	01/02/28	75,464
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 3.500%)
	3,100,000	7.799	10/02/31	3,053,500
Syndigo LLC(3 mo. USD Term SOFR + 4.500%)
	1,992,000	9.075	12/15/27	1,972,080

				5,101,044

Investment Companies – 0.2%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 2.750%)
	4,527,278	7.072	07/30/31	4,513,153

Leisure Time – 0.1%
Arcis Golf LLC(1 mo. USD Term SOFR + 2.750%)
	1,974,679	7.072	11/24/28	1,954,932

Machinery-Diversified – 0.3%
Clark Equipment Co.(3 mo. USD Term SOFR + 2.000%)
	298,691	6.299	04/20/29	297,323
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
	1,810,313	8.311	05/19/28	1,803,524
EUR	844,375	6.105	05/21/28	953,442
TK Elevator Midco GmbH(3 mo. USD Term SOFR + 3.000%)
	$4,560,923	7.237	04/30/30	4,538,118

				7,592,407

Media – 0.0%
Audacy Capital Corp.
(1 mo. USD Term SOFR + 6.000%)
	1,071,826	10.436	10/01/29	884,257
(1 mo. USD Term SOFR + 7.000%)
	119,349	11.436	10/02/28	118,752
Cumulus Media New Holdings, Inc.(3 mo. USD Term SOFR + 5.000%)
	572,401	9.302	05/02/29	182,693
DirecTV Financing LLC(3 mo. USD Term SOFR + 5.000%)
	288,253	9.541	08/02/27	287,867

				1,473,569

Metal Fabricate & Hardware(d) – 0.1%
Grinding Media, Inc.(3 mo. USD Term SOFR + 3.500%)
	2,581,776	7.819	10/12/28	2,478,505

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Office & Business Equipment – 0.1%
Pitney Bowes, Inc.(1 mo. USD Term SOFR + 3.750%)
$3,350,000	8.072%	03/19/32	$3,288,594

Pipelines – 0.6%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.000%)
5,920,006	6.321	05/17/29	5,868,206
CQP Holdco LP(3 mo. USD Term SOFR + 2.000%)
2,955,147	6.299	12/31/30	2,937,682
NGP XI Midstream Holdings LLC(3 mo. USD Term SOFR + 3.500%)
2,418,938	7.799	07/25/31	2,382,653
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 4.250%)
3,308,375	8.572	08/01/29	3,252,960

			14,441,501

Retail(k) – 0.0%
Harbor Freight Tools USA, Inc.
623,430	0.000	06/11/31	578,512

Software – 0.6%
Athenahealth Group, Inc.(1 mo. USD Term SOFR + 3.000%)
2,346,838	7.322	02/15/29	2,323,745
ConnectWise LLC(3 mo. USD Term SOFR + 3.500%)
4,601,221	8.061	09/29/28	4,585,899
Drake Software LLC(3 mo. USD Term SOFR + 4.250%)
2,188,920	8.549	06/26/31	2,101,364
Dun & Bradstreet Corp.(1 mo. USD Term SOFR + 2.250%)
3,293,583	6.570	01/18/29	3,279,684
iSolved, Inc.(1 mo. USD Term SOFR + 3.250%)
1,213,967	7.572	10/15/30	1,212,073
UKG, Inc.(1 mo. USD Term SOFR + 3.000%)
1,210,698	7.320	02/10/31	1,205,916

			14,708,681

TOTAL BANK LOANS (Cost $162,325,832)			$157,180,537

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%

Capital Markets(c) – 0.2%
Morgan Stanley
183,597	6.375%	$4,457,735

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500	753,002

Insurance(c) – 0.1%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	7.775	3,416,414

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$8,627,151

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.2%

United States Dollar – 0.2%
Angola Government International Bonds
	$200,000	9.125%		11/26/49	$135,900
Benin Government International Bonds
EUR	131,000	4.875		01/19/32	131,337
	$220,000	7.960		02/13/38	197,450
Ecuador Government International Bonds
	57,283	0.000	(b)(l)	07/31/30	35,000
	128,344	5.500	(f)	07/31/35	76,718
Egypt Government International Bonds
	200,000	8.875		05/29/50	148,850
El Salvador Government International Bonds (a)
	720,000	7.125		01/20/50	574,560
Hungary Government International Bonds
	730,000	3.125		09/21/51	425,053
Ivory Coast Government International Bonds (b)
	212,000	6.375		03/03/28	208,224
National Bank of Uzbekistan
	200,000	4.850		10/21/25	198,228
	786,000	8.500	(a)	07/05/29	801,027
Nigeria Government International Bonds
	400,000	7.625		11/28/47	283,000
	320,000	8.250		09/28/51	232,640
Pakistan Government International Bonds
	540,000	8.875		04/08/51	384,750
Panama Government International Bonds
	930,000	4.300		04/29/53	569,857
Republic of South Africa Government International Bonds
	710,000	5.000		10/12/46	468,848
Romania Government International Bonds
	200,000	4.000		02/14/51	118,250
Ukraine Government International Bonds (b)(f)
	63,457	1.750		02/01/29	38,487
	5,777	0.000	(l)	02/01/30	2,811
	21,588	0.000	(l)	02/01/34	8,096
	42,304	1.750		02/01/34	20,877
	18,243	0.000	(l)	02/01/35	9,076
	15,203	0.000	(l)	02/01/36	7,525

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,115,650)					$5,076,564

Units	Expiration Date	Value

Rights(h) – 0.0%

Cineworld Group PLC
27,900	12/31/99	$568,965
(Cost $708,939)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(c) – 0.0%

Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$100,078	4.821%	07/25/47	$89,099

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			89,099

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $38,780)			$89,099

Units	Expiration Date	Value

Warrants(h) – 0.0%

Aspect Software, Inc.(d)
194,739	12/31/99	$195
Expand Energy Corp.
287	02/09/26	24,817
Noble Corp. PLC
5,288	02/04/28	55,338

TOTAL WARRANTS (Cost $13,220)		$80,350

Shares	Description	Value

Exchange Traded Funds – 3.6%

1,820,504	Goldman Sachs Nasdaq-100 Core Premium Income ETF(m)	$81,503,964
43,398	iShares U.S. Technology ETF	6,198,536

TOTAL EXCHANGE TRADED FUNDS (Cost $92,571,475)		$87,702,500

Shares	Dividend Rate	Value

Investment Companies(m) – 5.1%

Goldman Sachs Financial Square Government Fund — Class R6
62,002,694	4.248%	$62,002,694
Goldman Sachs Financial Square Government Fund — Institutional Shares
27,388,622	4.248	27,388,622
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
980,314	3.316	37,359,774

TOTAL INVESTMENT COMPANIES (Cost $107,439,086)		$126,751,090

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(m) – 0.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
11,421,349	4.248%	$11,421,349
(Cost $11,421,349)

TOTAL INVESTMENTS – 98.2% (Cost $2,249,360,163)		$2,414,130,167

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		43,021,197

NET ASSETS – 100.0%		$2,457,151,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2025.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2025.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2025.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	All or a portion of security is on loan.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. due 02/26/32	$310,345	$305,413	$(5,990)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	2,369,246	USD	2,664,248	06/30/25	$ 30,261
	JPY	802,000,000	USD	5,489,391	06/18/25	150,755

TOTAL						$181,016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	1,074,092	USD	1,224,767	06/30/25	$(3,217)
	USD	25,932,831	EUR	23,552,283	06/30/25	(852,840)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	5,504,272	JPY	802,000,000	06/18/25	$(135,873)

TOTAL						$(991,930)

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	94	06/26/25	$11,715,612	$ 135,132
10 Year U.S. Treasury Notes	10	06/18/25	1,122,187	24,697
2 Year U.S. Treasury Notes	120	06/30/25	1,248,891	62,719
20 Year U.S. Treasury Bonds	405	06/18/25	3,148,875	79,098
5 Year U.S. Treasury Notes	1,502	06/30/25	164,011,360	1,339,005
S&P 500 E-Mini Index	102	06/20/25	28,493,700	(535,980)
Ultra 10-Year U.S. Treasury Notes	4	06/18/25	458,937	7,422
Ultra Long U.S. Treasury Bonds	542	06/18/25	3,388,875	(169,525)

Total				$ 942,568

Short position contracts:
10 Year U.S. Treasury Notes	(280)	06/18/25	(31,421,250)	(370,862)
5 Year German Euro-Bobl	(39)	06/06/25	(5,285,393)	(43,587)
5 Year German Euro-Bund	(148)	06/06/25	(18,063,732)	(501,719)
5 Year U.S. Treasury Notes	(1,105)	06/30/25	(764,367)	(1,439,537)
E-mini Consumer Staples Select Sector	(159)	06/20/25	(13,187,460)	(369,190)
Ultra 10-Year U.S. Treasury Notes	(57)	06/18/25	(6,539,859)	(116,204)

Total				$(2,841,099)

TOTAL FUTURES CONTRACTS				$(1,898,531)

SWAP CONTRACTS — At April 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.250%(b)	12M SOFR(b)	06/18/26		$3,030	$ 9,202	$ 20,532	$ (11,330)
3.250(c)	12M SOFR(c)	06/18/27		6,210	2,357	62,439	(60,082)
12M SOFR(c)	3.250%(c)	06/18/28		17,010	6,831	(232,439)	239,270
12M SOFR(c)	3.250(c)	06/18/30		137,510	(431,479)	(3,131,609)	2,700,130
2.250(c)	6M EURO(d)	06/18/30	EUR	400	(2,957)	4,370	(7,327)
3.250(c)	12M SOFR(c)	06/18/32		$20,000	250,108	583,092	(332,984)
2.250(c)	6M EURO(d)	06/18/32	EUR	210	185	4,358	(4,173)
12M SOFR(c)	3.250(c)	06/18/35		$159,150	(4,906,976)	(8,281,772)	3,374,796
12M SOFR(c)	3.500(c)	06/18/45		220	(11,756)	(13,386)	1,630

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
12M SOFR(c)	3.250%(c)	06/18/55	$	11,980	$(1,191,890)	$ (1,186,368)	$ (5,522)

TOTAL					$(6,276,375)	$(12,170,783)	$5,894,408

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At April 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SPX Index	MS & Co. Int. PLC	$5,239.430	10/07/2025	1,360	$712,562,480	$786,536	$429,645	$356,891
SPX Index	MS & Co. Int. PLC	5,340.670	07/07/2025	2,720	1,452,662,240	1,032,075	480,532	551,543
STOX Index	MS & Co. Int. PLC	5,156.960	07/15/2025	1,636	843,678,656	274,739	140,720	134,019
STOX Index	UBS AG (London)	5,149.061	07/11/2025	3,800	1,956,643,180	640,314	335,254	305,060

Total purchased option contracts				9,516	$4,965,546,556	$2,733,664	$1,386,151	$1,347,513

Written option contracts
Calls
SPX Index	MS & Co. Int. PLC	5,821.590	07/07/2025	(2,720)	(1,583,472,480)	(234,748)	(78,743)	(156,005)
SPX Index	MS & Co. Int. PLC	5,821.590	10/07/2025	(1,360)	(791,736,240)	(282,541)	(109,317)	(173,224)
STOX Index	UBS AG (London)	5,268.585	05/30/2025	(3,544)	(1,867,186,524)	(145,268)	(151,237)	5,969

				(7,624)	$(4,242,395,244)	$(662,557)	$(339,297)	$(323,260)

Puts
STOX Index	MS & Co. Int. PLC	4,567.590	07/15/2025	(1,091)	(498,324,069)	(60,002)	(153,902)	93,900
SPX Index	MS & Co. Int. PLC	4,682.580	10/07/2025	(1,360)	(636,830,880)	(110,648)	(296,232)	185,584

				(2,451)	$(1,135,154,949)	$(170,650)	$(450,134)	$279,484

Total written option contracts				(10,075)	$(5,377,550,193)	$(833,207)	$(789,431)	$(43,776)

TOTAL				(559)	$(412,003,637)	$1,900,457	$596,720	$1,303,737

Currency Abbreviations:
EUR	—Euro
JPY	—Japanese Yen
USD	—U.S. Dollar

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	—American Depositary Receipt
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
MTN	—Medium Term Note
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%

Banks – 2.1%
1,975	First Citizens BancShares, Inc. Class A	$3,513,802
21,125	JPMorgan Chase & Co.	5,167,597

		8,681,399

Beverages – 0.8%
17,850	Constellation Brands, Inc. Class A	3,347,589

Biotechnology – 2.5%
28,005	AbbVie, Inc.	5,463,776
17,375	Amgen, Inc.	5,054,735

		10,518,511

Broadline Retail – 0.5%
5,660	Dillard’s, Inc. Class A	1,962,096

Building Products – 2.4%
37,470	A.O. Smith Corp.	2,542,714
20,205	Griffon Corp.	1,376,163
6,080	Lennox International, Inc.	3,324,240
46,715	Masco Corp.	2,831,396

		10,074,513

Capital Markets – 3.7%
60,627	Charles Schwab Corp.	4,935,038
11,397	Evercore, Inc. Class A	2,339,690
10,280	MarketAxess Holdings, Inc.	2,277,945
29,830	Moelis & Co. Class A	1,598,291
9,665	Moody’s Corp.	4,379,405

		15,530,369

Chemicals – 1.1%
12,854	Sherwin-Williams Co.	4,536,434

Commercial Services & Supplies – 0.9%
63,386	Rollins, Inc.	3,621,242

Communications Equipment – 1.3%
12,438	Motorola Solutions, Inc.	5,477,571

Consumer Finance – 1.2%
18,630	American Express Co.	4,963,218

Consumer Staples Distribution & Retail – 2.7%
4,623	Costco Wholesale Corp.	4,597,573
31,930	Dollar General Corp.	2,991,522
49,237	Kroger Co.	3,555,404

		11,144,499

Diversified Telecommunication Services – 0.6%
48,875	Cogent Communications Holdings, Inc.	2,656,356

Electric Utilities – 2.3%
141,726	NextEra Energy, Inc.	9,478,635

Electronic Equipment, Instruments & Components – 4.9%
74,229	Amphenol Corp. Class A	5,711,921
12,060	Badger Meter, Inc.	2,663,089
26,785	CDW Corp.	4,300,600
80,230	Cognex Corp.	2,190,279
11,706	Littelfuse, Inc.	2,134,121

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
28,085	TD SYNNEX Corp.	$3,111,818

		20,111,828

Energy Equipment & Services – 0.6%
31,025	Archrock, Inc.	730,018
26,996	Atlas Energy Solutions, Inc.	365,256
19,481	Kodiak Gas Services, Inc.	662,549
37,341	USA Compression Partners LP	911,120

		2,668,943

Financial Services – 2.5%
9,572	Mastercard, Inc. Class A	5,246,030
15,333	Visa, Inc. Class A	5,297,552

		10,543,582

Food Products – 1.7%
58,415	Mondelez International, Inc. Class A	3,979,814
49,370	Tyson Foods, Inc. Class A	3,023,419

		7,003,233

Gas Utilities – 0.2%
41,193	Suburban Propane Partners LP	822,624

Ground Transportation – 0.4%
12,640	Landstar System, Inc.	1,695,656

Health Care Equipment & Supplies – 0.3%
13,075	LeMaitre Vascular, Inc.	1,186,426

Health Care Providers & Services – 2.1%
1	CVS Health Corp.	67
14,064	Humana, Inc.	3,688,143
12,054	UnitedHealth Group, Inc.	4,959,498

		8,647,708

Hotels, Restaurants & Leisure – 1.0%
6,410	Domino’s Pizza, Inc.	3,143,272
32,450	Papa John’s International, Inc.	1,120,498

		4,263,770

Household Durables – 0.3%
29,020	La-Z-Boy, Inc.	1,146,290

Insurance – 3.3%
20,510	Allstate Corp.	4,068,979
20,740	American Financial Group, Inc.	2,626,928
20,930	Marsh & McLennan Cos., Inc.	4,719,087
9,210	Primerica, Inc.	2,413,665

		13,828,659

IT Services – 2.4%
21,460	Accenture PLC Class A	6,419,759
37,360	Amdocs Ltd.	3,309,349

		9,729,108

Life Sciences Tools & Services – 2.4%
24,314	Danaher Corp.	4,846,510
11,493	Thermo Fisher Scientific, Inc.	4,930,497

		9,777,007

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – 1.7%
35,503	Graco, Inc.	$2,897,400
30,441	Toro Co.	2,078,511
10,205	Watts Water Technologies, Inc. Class A	2,120,089

		7,096,000

Media – 4.3%
279,804	Comcast Corp. Class A	9,569,297
93,333	New York Times Co. Class A	4,858,916
23,190	Nexstar Media Group, Inc.	3,470,615

		17,898,828

Metals & Mining – 0.7%
10,515	Reliance, Inc.	3,030,738

Oil, Gas & Consumable Fuels – 13.4%
40,253	BKV Corp.*	729,787
19,899	Cheniere Energy Partners LP	1,169,663
7,293	Cheniere Energy, Inc.	1,685,485
16,080	Delek Logistics Partners LP	631,140
25,417	DT Midstream, Inc.	2,470,532
447,986	Energy Transfer LP	7,409,689
217,427	Enterprise Products Partners LP	6,501,067
2,912	Expand Energy Corp.	302,557
77,337	Genesis Energy LP	1,062,610
14,762	Global Partners LP	756,995
97,502	Hess Midstream LP Class A	3,624,149
28,664	Kinetik Holdings, Inc.	1,184,970
157,762	MPLX LP	8,034,819
9,566	ONEOK, Inc.	785,943
294,383	Plains All American Pipeline LP	5,139,927
107,226	Sunoco LP	6,235,192
7,877	Targa Resources Corp.	1,346,179
14,668	Venture Global, Inc. Class A	123,065
124,470	Western Midstream Partners LP	4,680,072
32,491	Williams Cos., Inc.	1,902,998

		55,776,839

Personal Products – 0.3%
11,895	Interparfums, Inc.	1,298,934

Pharmaceuticals – 2.4%
6,071	Eli Lilly & Co.	5,457,525
27,500	Zoetis, Inc.	4,301,000

		9,758,525

Professional Services – 0.4%
37,460	Robert Half, Inc.	1,659,478

Residential REITs – 0.5%
32,692	Equity LifeStyle Properties, Inc.	2,117,788

Semiconductors & Semiconductor Equipment – 9.5%
38,624	Applied Materials, Inc.	5,821,023
8,146	KLA Corp.	5,724,113
78,852	Lam Research Corp.	5,651,323
7,845	Monolithic Power Systems, Inc.	4,652,869
61,989	NVIDIA Corp.	6,751,842
33,257	Power Integrations, Inc.	1,633,584
51,698	Skyworks Solutions, Inc.	3,323,147

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
37,424	Texas Instruments, Inc.	$5,989,711

		39,547,612

Software–6.7%
36,710	Dolby Laboratories, Inc. Class A	2,818,961
10,086	Intuit, Inc.	6,328,662
17,103	Microsoft Corp.	6,760,132
46,630	Oracle Corp.	6,561,774
9,277	Roper Technologies, Inc.	5,195,862

		27,665,391

Specialized REITs – 1.6%
15,989	American Tower Corp.	3,604,080
19,194	Extra Space Storage, Inc.	2,812,305

		6,416,385

Specialty Retail – 5.9%
44,249	Best Buy Co., Inc.	2,950,966
13,881	Home Depot, Inc.	5,003,962
20,800	Lowe’s Cos., Inc.	4,650,048
37,335	TJX Cos., Inc.	4,804,268
71,860	Tractor Supply Co.	3,637,553
21,616	Williams-Sonoma, Inc.	3,339,023

		24,385,820

Technology Hardware, Storage & Peripherals – 2.1%
174,688	HP, Inc.	4,466,772
46,279	NetApp, Inc.	4,153,540

		8,620,312

Textiles, Apparel & Luxury Goods – 1.5%
28,715	Carter’s, Inc.	949,031
74,025	NIKE, Inc. Class B	4,175,010
20,175	Oxford Industries, Inc.	980,505

		6,104,546

Trading Companies & Distributors – 1.7%
47,333	Fastenal Co.	3,832,553
7,127	Watsco, Inc.	3,277,280

		7,109,833

TOTAL COMMON STOCKS (Cost $297,096,877)		$401,904,295

Shares	Dividend Rate	Value

Investment Companies(a) – 2.2%

Goldman Sachs Financial Square Government Fund — Class R6
7,722,790	4.248%	$7,722,790

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – (continued)

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,502,692	4.248%	$1,502,692

TOTAL INVESTMENT COMPANIES (Cost $ 9,225,482)		$9,225,482

TOTAL INVESTMENTS – 99.1% (Cost $ 306,322,359)		$411,129,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,807,718

NET ASSETS – 100.0%		$414,937,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	45	06/20/25	$12,570,750	$(56,200)

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund

Assets:
Investments in unaffiliated issuers, at value (cost $2,044,410,092 and $297,096,877, respectively)	$2,194,453,764	$401,904,295
Investments in affiliated issuers, at value (cost $193,528,722 and $9,225,482, respectively)	208,255,054	9,225,482
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost(a)	11,421,349	—
Purchased options, at value (premium paid $1,386,151 and $0, respectively)	2,733,664	—
Cash	30,920,495	420,550
Foreign currencies, at value (cost $512,551 and $0, respectively)	495,875	—
Unrealized gain on forward foreign currency exchange contracts	181,016	—
Variation margin on futures contracts	104,499	9,847
Variation margin on swaps contracts	3,081,144	—
Receivables:
Interest and dividends	20,405,111	518,849
Collateral on certain derivative contracts(b)	19,999,029	1,083,940
Fund shares sold	2,386,347	30,328
Foreign tax reclaims	1,366,948	62,144
Reimbursement from investment adviser	33,236	25,725
Securities lending income	6,955	—
Investments sold	—	35,129,300
Other assets	71,289	36,791

Total assets	2,495,915,775	448,447,251

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	991,930	—
Written option contracts, at value (premium received $789,431 and $0, respectively)	833,207	—
Unrealized loss on unfunded loan commitment	5,990	—
Payables:
Investments purchased	20,102,855	32,992,033
Payable upon return of securities loaned	11,421,349	—
Investments purchased on an extended-settlement basis	2,729,649	—
Fund shares redeemed	919,936	154,593
Due to broker — upfront payment	863,857	—
Management fees	411,639	107,816
Distribution and Service fees and Transfer Agency fees	212,056	48,929
Accrued expenses	271,943	206,385

Total liabilities	38,764,411	33,509,756

Net Assets:

Paid-in capital	2,308,389,250	304,312,124
Total distributable earnings	148,762,114	110,625,371

NET ASSETS	$2,457,151,364	$414,937,495
Net Assets:
Class A	$ 675,649,559	$225,754,028
Class C	148,379,504	15,563,994
Institutional	1,040,997,292	100,556,225
Investor	517,900,828	54,617,978
Class R6	47,965,027	6,689,943
Class R	—	1,230,041
Class P	26,259,154	10,525,286

Total Net Assets	$2,457,151,364	$414,937,495
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	27,002,887	21,246,860
Class C	6,062,666	1,415,922
Institutional	40,384,401	8,617,911
Investor	20,171,361	4,694,406
Class R6	1,861,400	573,909
Class R	—	116,725
Class P	1,018,800	901,895
Net asset value, offering and redemption price per share:(c)
Class A	$25.02	$10.63
Class C	24.47	10.99
Institutional	25.78	11.67
Investor	25.68	11.63
Class R6	25.77	11.66
Class R	—	10.54
Class P	25.77	11.67

(a)	Includes loaned securities having a market value of $11,159,904 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Income Builder Fund	$8,129,728	$10,599,301	$1,270,000
Rising Dividend Growth Fund	1,083,940	—	—

(c)

Maximum public offering price per share for Class A Shares of the Income Builder and the Rising Dividend Growth Funds is $26.48 and $11.25, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Operations For the Six Months Ended April 30, 2025 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund

Investment Income:

Interest	$ 42,404,644	$ 14,045
Dividends — unaffiliated issuers (net of tax withholding of $303,370 and $2,848, respectively)	8,215,046	3,732,520
Dividends — affiliated issuers	8,094,804	238,677
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	25,567	—

Total investment income	58,740,061	3,985,242

Expenses:

Management fees	6,277,067	1,717,846
Distribution and Service (12b-1) fees(a)	1,419,815	378,847
Transfer Agency fees(a)	1,022,823	270,521
Service fees — Class C	194,330	22,481
Custody, accounting and administrative services	123,112	67,848
Registration fees	113,619	69,064
Printing and mailing costs	79,129	38,558
Professional fees	76,798	87,118
Trustee fees	15,893	13,822
Prime broker fees	705	—
Other	27,520	20,005

Total expenses	9,350,811	2,686,110

Less — expense reductions	(1,572,168)	(589,221)

Net expenses	7,778,643	2,096,889

NET INVESTMENT INCOME	50,961,418	1,888,353

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	9,980,753	26,128,580
Investments — affiliated issuers	(571,800)	—
Futures contracts	(15,059,866)	(243,181)
Written options	(256,324)	—
Swap contracts	(11,578,907)	—
Forward foreign currency exchange contracts	242,594	—
Foreign currency transactions	239,559	(43)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	(3,198,998)	—
Investments — unaffiliated issuers	(36,759,892)	(48,194,262)
Unfunded loan commitment	(5,990)	—
Purchased options	1,347,513	—
Futures contracts	3,298,386	(54,631)
Written options	(40,692)	—
Swap contracts	14,998,307	—
Forward foreign currency exchange contracts	(1,122,181)	—
Foreign currency translation	45,977	—

Net realized and unrealized loss	(38,441,561)	(22,363,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,519,857	$(20,475,184)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

Income Builder Fund	$836,826	$582,989	$ —	$401,677	$93,278	$219,840	$297,130	$6,862	$ —	$4,036
Rising Dividend Growth Fund	308,407	67,442	2,998	185,044	13,489	22,541	45,783	1,031	899	1,734

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Changes in Net Assets

	Income Builder Fund		Rising Dividend Growth Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$ 50,961,418	$ 98,609,615	$ 1,888,353	$ 4,200,392

Net realized gain (loss)	(17,003,991)	53,585,432	25,885,356	47,635,857

Net change in unrealized gain (loss)	(21,437,570)	281,115,638	(48,248,893)	67,269,814

Net increase (decrease) in net assets resulting from operations	12,519,857	433,310,685	(20,475,184)	119,106,063

Distributions to shareholders:

From distributable earnings:

Class A Shares	(17,410,530)	(25,956,929)	(29,129,948)	(18,281,697)

Class C Shares	(3,528,733)	(6,065,716)	(2,092,037)	(1,575,200)

Institutional Shares	(29,462,937)	(44,972,270)	(12,518,923)	(7,821,861)

Investor Shares	(13,177,480)	(19,009,759)	(6,771,552)	(4,849,423)

Class R6 Shares	(1,234,847)	(1,849,294)	(783,876)	(443,860)

Class R Shares	—	—	(137,080)	(94,863)

Class P Shares	(720,692)	(1,214,857)	(1,290,208)	(902,309)

Total distributions to shareholders	(65,535,219)	(99,068,825)	(52,723,624)	(33,969,213)

From share transactions:

Proceeds from sales of shares	294,320,941	586,166,745	20,923,491	43,422,301

Reinvestment of distributions	59,044,748	89,726,625	50,051,023	32,254,188

Cost of shares redeemed	(328,020,868)	(634,710,819)	(62,134,896)	(124,196,446)

Net increase (decrease) in net assets resulting from share transactions	25,344,821	41,182,551	8,839,618	(48,519,957)

TOTAL INCREASE (DECREASE)	(27,670,541)	375,424,411	(64,359,190)	36,616,893

Net assets:

Beginning of period	2,484,821,905	2,109,397,494	479,296,685	442,679,792

End of period	$2,457,151,364	$2,484,821,905	$414,937,495	$479,296,685

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class A Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$25.56		$22.04	$22.54	$26.97	$23.40	$23.67

Net investment income(a)	0.50		1.00	0.97	0.83	0.81	0.73

Net realized and unrealized gain (loss)	(0.38)		3.55	(0.43)	(3.47)	3.58	(0.21)

Total from investment operations	0.12		4.55	0.54	(2.64)	4.39	0.52

Distributions to shareholders from net investment income	(0.54)		(1.03)	(1.04)	(0.86)	(0.82)	(0.76)

Distributions to shareholders from net realized gains	(0.12)		—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—		—	— (b)	—	—	(0.03)

Total distributions	(0.66)		(1.03)	(1.04)	(1.79)	(0.82)	(0.79)

Net asset value, end of period	$25.02		$25.56	$22.04	$22.54	$26.97	$23.40

Total return(c)	0.44%		20.94%	2.30%	(10.34)%	18.90%	2.29%

Net assets, end of period (in 000s)	$675,650		$671,054	$541,496	$524,002	$505,134	$328,039

Ratio of net expenses to average net assets	0.78	%(d)	0.79%	0.80%	0.79%	0.79%	0.92%

Ratio of total expenses to average net assets	0.91	%(d)	0.93%	0.93%	0.92%	0.92%	0.98%

Ratio of net investment income to average net assets	3.93	%(d)	4.07%	4.18%	3.42%	3.07%	3.15%

Portfolio turnover rate(e)	16%		30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class C Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$25.01		$21.58	$22.09	$26.47	$22.98	$23.26

Net investment income(a)	0.39		0.80	0.78	0.64	0.60	0.55

Net realized and unrealized gain (loss)	(0.37)		3.48	(0.42)	(3.41)	3.51	(0.21)

Total from investment operations	0.02		4.28	0.36	(2.77)	4.11	0.34

Distributions to shareholders from net investment income	(0.44)		(0.85)	(0.87)	(0.68)	(0.62)	(0.60)

Distributions to shareholders from net realized gains	(0.12)		—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—		—	— (b)	—	—	(0.02)

Total distributions	(0.56)		(0.85)	(0.87)	(1.61)	(0.62)	(0.62)

Net asset value, end of period	$24.47		$25.01	$21.58	$22.09	$26.47	$22.98

Total return(c)	0.07%		20.00%	1.52%	(10.99)%	18.01%	1.57%

Net assets, end of period (in 000s)	$148,380		$162,659	$182,505	$243,523	$368,881	$380,590

Ratio of net expenses to average net assets	1.53	%(d)	1.54%	1.55%	1.54%	1.54%	1.67%

Ratio of total expenses to average net assets	1.66	%(d)	1.68%	1.68%	1.67%	1.67%	1.73%

Ratio of net investment income to average net assets	3.18	%(d)	3.34%	3.43%	2.64%	2.32%	2.41%

Portfolio turnover rate(e)	16%		30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Institutional Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$26.31		$22.65	$23.14	$27.64	$23.96	$24.21

Net investment income(a)	0.55		1.12	1.07	0.94	0.91	0.84

Net realized and unrealized gain (loss)	(0.38)		3.65	(0.44)	(3.57)	3.67	(0.21)

Total from investment operations	0.17		4.77	0.63	(2.63)	4.58	0.63

Distributions to shareholders from net investment income	(0.58)		(1.11)	(1.12)	(0.94)	(0.90)	(0.85)

Distributions to shareholders from net realized gains	(0.12)		—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—		—	— (b)	—	—	(0.03)

Total distributions	(0.70)		(1.11)	(1.12)	(1.87)	(0.90)	(0.88)

Net asset value, end of period	$25.78		$26.31	$22.65	$23.14	$27.64	$23.96

Total return(c)	0.62%		21.32%	2.61%	(10.02)%	19.29%	2.68%

Net assets, end of period (in 000s)	$1,040,997		$1,098,589	$921,860	$993,214	$1,061,582	$669,848

Ratio of net expenses to average net assets	0.45	%(d)	0.46%	0.47%	0.46%	0.46%	0.56%

Ratio of total expenses to average net assets	0.58	%(d)	0.60%	0.60%	0.59%	0.59%	0.62%

Ratio of net investment income to average net assets	4.26	%(d)	4.41%	4.51%	3.75%	3.40%	3.52%

Portfolio turnover rate(e)	16%		30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Investor Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$26.21		$22.57	$23.06	$27.55	$23.89	$24.14

Net investment income(a)	0.54		1.09	1.05	0.91	0.89	0.81

Net realized and unrealized gain (loss)	(0.38)		3.64	(0.44)	(3.55)	3.65	(0.21)

Total from investment operations	0.16		4.73	0.61	(2.64)	4.54	0.60

Distributions to shareholders from net investment income	(0.57)		(1.09)	(1.10)	(0.92)	(0.88)	(0.82)

Distributions to shareholders from net realized gains	(0.12)		—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—		—	— (b)	—	—	(0.03)

Total distributions	(0.69)		(1.09)	(1.10)	(1.85)	(0.88)	(0.85)

Net asset value, end of period	$25.68		$26.21	$22.57	$23.06	$27.55	$23.89

Total return(c)	0.55%		21.27%	2.49%	(10.09)%	19.22%	2.53%

Net assets, end of period (in 000s)	$517,901		$482,624	$392,480	$421,142	$355,534	$256,919

Ratio of net expenses to average net assets	0.53	%(d)	0.54%	0.55%	0.54%	0.54%	0.67%

Ratio of total expenses to average net assets	0.66	%(d)	0.68%	0.68%	0.67%	0.67%	0.73%

Ratio of net investment income to average net assets	4.19	%(d)	4.33%	4.43%	3.68%	3.32%	3.40%

Portfolio turnover rate(e)	16%		30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class R6 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$26.30		$22.65	$23.13	$27.64	$23.95	$24.21

Net investment income(a)	0.56		1.12	1.07	0.94	0.92	0.83

Net realized and unrealized gain (loss)	(0.39)		3.64	(0.43)	(3.58)	3.67	(0.21)

Total from investment operations	0.17		4.76	0.64	(2.64)	4.59	0.62

Distributions to shareholders from net investment income	(0.58)		(1.11)	(1.12)	(0.94)	(0.90)	(0.85)

Distributions to shareholders from net realized gains	(0.12)		—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—		—	— (b)	—	—	(0.03)

Total distributions	(0.70)		(1.11)	(1.12)	(1.87)	(0.90)	(0.88)

Net asset value, end of period	$25.77		$26.30	$22.65	$23.13	$27.64	$23.95

Total return(c)	0.63%		21.34%	2.62%	(10.05)%	19.35%	2.70%

Net assets, end of period (in 000s)	$47,965		$43,102	$40,051	$39,187	$25,215	$65,293

Ratio of net expenses to average net assets	0.44	%(d)	0.45%	0.46%	0.45%	0.46%	0.54%

Ratio of total expenses to average net assets	0.57	%(d)	0.59%	0.59%	0.58%	0.58%	0.61%

Ratio of net investment income to average net assets	4.27	%(d)	4.42%	4.52%	3.76%	3.44%	3.51%

Portfolio turnover rate(e)	16%		30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class P Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$26.31		$22.65	$23.14	$27.64	$23.96	$24.21

Net investment income(a)	0.56		1.12	1.08	0.94	0.91	0.84

Net realized and unrealized gain (loss)	(0.40)		3.65	(0.45)	(3.57)	3.68	(0.21)

Total from investment operations	0.16		4.77	0.63	(2.63)	4.59	0.63

Distributions to shareholders from net investment income	(0.58)		(1.11)	(1.12)	(0.94)	(0.91)	(0.85)

Distributions to shareholders from net realized gains	(0.12)		—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—		—	— (b)	—	—	(0.03)

Total distributions	(0.70)		(1.11)	(1.12)	(1.87)	(0.91)	(0.88)

Net asset value, end of period	$25.77		$26.31	$22.65	$23.14	$27.64	$23.96

Total return(c)	0.59%		21.39%	2.62%	(10.05)%	19.31%	2.70%

Net assets, end of period (in 000s)	$26,259		$26,795	$31,006	$43,595	$52,764	$16,404

Ratio of net expenses to average net assets	0.44	%(d)	0.45%	0.46%	0.45%	0.45%	0.55%

Ratio of total expenses to average net assets	0.57	%(d)	0.59%	0.59%	0.58%	0.58%	0.61%

Ratio of net investment income to average net assets	4.27	%(d)	4.42%	4.52%	3.75%	3.38%	3.51%

Portfolio turnover rate(e)	16%		30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class A Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.53		$10.52	$11.87	$13.87	$9.81	$11.18

Net investment income(a)	0.04		0.09	0.10	0.07	0.05	0.08

Net realized and unrealized gain (loss)	(0.50)		2.78	0.37	(0.71)	4.44	(0.23)

Total from investment operations	(0.46)		2.87	0.47	(0.64)	4.49	(0.15)

Distributions to shareholders from net investment income	(0.09)		(0.18)	(0.48)	(0.19)	(0.39)	(0.24)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.44)		(0.86)	(1.82)	(1.36)	(0.43)	(1.22)

Net asset value, end of period	$10.63		$12.53	$10.52	$11.87	$13.87	$9.81

Total return(b)	(4.63)%		28.26%	3.71%	(4.99)%	46.88%	(1.80)%

Net assets, end of period (in 000s)	$225,754		$257,941	$228,422	$240,085	$255,730	$167,765

Ratio of net expenses to average net assets	1.01	%(c)	1.01%	1.02%	1.03%	1.03%	1.09%

Ratio of total expenses to average net assets	1.28	%(c)	1.27%	1.28%	1.28%	1.27%	1.29%

Ratio of net investment income to average net assets	0.73	%(c)	0.77%	0.89%	0.55%	0.42%	0.81%

Portfolio turnover rate(d)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class C Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.91		$10.81	$12.14	$14.13	$9.99	$11.36

Net investment income (loss)(a)	0.00	(b)	0.01	0.02	(0.02)	(0.03)	0.00(b)

Net realized and unrealized gain (loss)	(0.53)		2.85	0.37	(0.72)	4.52	(0.23)

Total from investment operations	(0.53)		2.86	0.39	(0.74)	4.49	(0.23)

Distributions to shareholders from net investment income	(0.04)		(0.08)	(0.38)	(0.08)	(0.31)	(0.16)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.39)		(0.76)	(1.72)	(1.25)	(0.35)	(1.14)

Net asset value, end of period	$10.99		$12.91	$10.81	$12.14	$14.13	$9.99

Total return(c)	(5.05)%		27.31%	2.90%	(5.65)%	45.74%	(2.50)%

Net assets, end of period (in 000s)	$15,564		$19,891	$23,425	$41,110	$75,965	$108,840

Ratio of net expenses to average net assets	1.76	%(d)	1.76%	1.77%	1.78%	1.78%	1.84%

Ratio of total expenses to average net assets	2.03	%(d)	2.02%	2.03%	2.02%	2.03%	2.03%

Ratio of net investment income (loss) to average net assets	—	%(d)(e)	0.05%	0.16%	(0.15)%	(0.23)%	0.03%

Portfolio turnover rate(f)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Institutional Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.63		$11.37	$12.69	$14.72	$10.38	$11.76

Net investment income(a)	0.07		0.14	0.15	0.11	0.10	0.12

Net realized and unrealized gain (loss)	(0.58)		3.02	0.38	(0.74)	4.70	(0.24)

Total from investment operations	(0.51)		3.16	0.53	(0.63)	4.80	(0.12)

Distributions to shareholders from net investment income	(0.10)		(0.22)	(0.51)	(0.23)	(0.42)	(0.28)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.45)		(0.90)	(1.85)	(1.40)	(0.46)	(1.26)

Net asset value, end of period	$11.67		$13.63	$11.37	$12.69	$14.72	$10.38

Total return(b)	(4.56)%		28.71%	4.02%	(4.62)%	47.16%	(1.47)%

Net assets, end of period (in 000s)	$100,556		$118,921	$105,744	$108,367	$130,706	$97,358

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.70%	0.72%	0.72%	0.78%

Ratio of total expenses to average net assets	0.92	%(c)	0.91%	0.92%	0.90%	0.90%	0.90%

Ratio of net investment income to average net assets	1.05	%(c)	1.09%	1.21%	0.87%	0.75%	1.10%

Portfolio turnover rate(d)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Investor Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.59		$11.34	$12.66	$14.69	$10.36	$11.75

Net investment income(a)	0.06		0.13	0.14	0.11	0.09	0.11

Net realized and unrealized gain (loss)	(0.57)		3.01	0.38	(0.75)	4.69	(0.25)

Total from investment operations	(0.51)		3.14	0.52	(0.64)	4.78	(0.14)

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.50)	(0.22)	(0.41)	(0.27)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.45)		(0.89)	(1.84)	(1.39)	(0.45)	(1.25)

Net asset value, end of period	$11.63		$13.59	$11.34	$12.66	$14.69	$10.36

Total return(b)	(4.53)%		28.61%	3.95%	(4.70)%	47.09%	(1.55)%

Net assets, end of period (in 000s)	$54,618		$62,963	$65,745	$64,950	$71,231	$64,328

Ratio of net expenses to average net assets	0.76	%(c)	0.76%	0.77%	0.78%	0.78%	0.84%

Ratio of total expenses to average net assets	1.03	%(c)	1.02%	1.03%	1.02%	1.02%	1.03%

Ratio of net investment income to average net assets	0.98	%(c)	1.03%	1.15%	0.81%	0.71%	1.04%

Portfolio turnover rate(d)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class R6 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.62		$11.36	$12.68	$14.71	$10.37	$11.76

Net investment income(a)	0.06		0.14	0.14	0.11	0.10	0.12

Net realized and unrealized gain (loss)	(0.56)		3.02	0.39	(0.74)	4.70	(0.25)

Total from investment operations	(0.50)		3.16	0.53	(0.63)	4.80	(0.13)

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.51)	(0.23)	(0.42)	(0.28)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.46)		(0.90)	(1.85)	(1.40)	(0.46)	(1.26)

Net asset value, end of period	$11.66		$13.62	$11.36	$12.68	$14.71	$10.37

Total return(b)	(4.55)%		28.75%	4.03%	(4.62)%	47.22%	(1.47)%

Net assets, end of period (in 000s)	$6,690		$6,347	$5,831	$2,738	$3,063	$1,868

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.69%	0.71%	0.71%	0.76%

Ratio of total expenses to average net assets	0.91	%(c)	0.90%	0.91%	0.89%	0.89%	0.90%

Ratio of net investment income to average net assets	1.02	%(c)	1.10%	1.19%	0.87%	0.75%	1.11%

Portfolio turnover rate(d)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class R Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.44		$10.45	$11.81	$13.79	$9.76	$11.13

Net investment income(a)	0.03		0.06	0.07	0.04	0.02	0.06

Net realized and unrealized gain (loss)	(0.51)		2.76	0.36	(0.69)	4.42	(0.24)

Total from investment operations	(0.48)		2.82	0.43	(0.65)	4.44	(0.18)

Distributions to shareholders from net investment income	(0.07)		(0.15)	(0.45)	(0.16)	(0.37)	(0.21)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.42)		(0.83)	(1.79)	(1.33)	(0.41)	(1.19)

Net asset value, end of period	$10.54		$12.44	$10.45	$11.81	$13.79	$9.76

Total return(b)	(4.78)%		27.94%	3.41%	(5.10)%	46.38%	(2.01)%

Net assets, end of period (in 000s)	$1,230		$1,185	$1,198	$1,346	$1,357	$1,131

Ratio of net expenses to average net assets	1.26	%(c)	1.26%	1.27%	1.28%	1.28%	1.35%

Ratio of total expenses to average net assets	1.53	%(c)	1.52%	1.53%	1.52%	1.52%	1.53%

Ratio of net investment income to average net assets	0.47	%(c)	0.54%	0.63%	0.31%	0.19%	0.57%

Portfolio turnover rate(d)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class P Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.63		$11.37	$12.69	$14.72	$10.38	$11.76

Net investment income(a)	0.07		0.14	0.15	0.11	0.09	0.12

Net realized and unrealized gain (loss)	(0.57)		3.02	0.38	(0.74)	4.71	(0.24)

Total from investment operations	(0.50)		3.16	0.53	(0.63)	4.80	(0.12)

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.51)	(0.23)	(0.42)	(0.28)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(1.46)		(0.90)	(1.85)	(1.40)	(0.46)	(1.26)

Net asset value, end of period	$11.67		$13.63	$11.37	$12.69	$14.72	$10.38

Total return(b)	(4.56)%		28.72%	4.02%	(4.62)%	47.17%	(1.46)%

Net assets, end of period (in 000s)	$10,525		$12,049	$12,316	$15,404	$14,747	$7,791

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.69%	0.71%	0.71%	0.77%

Ratio of total expenses to average net assets	0.91	%(c)	0.90%	0.91%	0.90%	0.89%	0.89%

Ratio of net investment income to average net assets	1.06	%(c)	1.12%	1.22%	0.87%	0.70%	1.10%

Portfolio turnover rate(d)	22%		42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Income Builder Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Rising Dividend Growth Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

41

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Income Builder Fund	Monthly	Annually

Rising Dividend Growth Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

42

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

44

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

45

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2025:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,115,090,778	$—

Bank Loans	—	152,000,157	5,180,380

Sovereign Debt Obligations	—	5,076,564	—

Mortgage-Backed Obligations	—	89,099	—

Common Stock and/or Other Equity Investments(a)

Asia	23,845,882	—	—

Europe	173,183,696	1,405,989	—

North America	702,492,784	613,238	195

Securities Lending Reinvestment Vehicle	11,421,349	—	—

Preferred Stocks	—	8,627,151	—

Rights	—	568,965	—

Warrants	—	80,155	195

Exchange Traded Funds	87,702,500	—	—

Investment Companies	126,751,090	—	—

Total	$1,125,397,301	$1,283,552,096	$5,180,770

Liabilities

Fixed Income

Unfunded Loan Committment(b)	$—	$(5,990)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$181,016	$—

Futures Contracts(b)	1,648,073	—	—

Interest Rate Swap Contracts(b)	—	6,315,826	—

Purchased Option Contracts	—	2,733,664	—

Total	$1,648,073	$9,230,506	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(991,930)	$—

Futures Contracts(b)	(3,546,604)	—	—

Interest Rate Swap Contracts(b)	—	(421,418)	—

Written Option Contracts	—	(833,207)	—

Total	$(3,546,604)	$(2,246,555)	$—

46

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$729,787	$—	$—

Europe	6,419,759	—	—

North America	394,754,749	—	—

Investment Companies	9,225,482	—	—

Total	$411,129,777	$—	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(56,200)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$181,016		Payable for unrealized loss on forward foreign currency exchange contracts	$(991,930)

Equity	Purchased option contracts, at value	2,733,664		Variation margin on futures contracts; Written option contracts, at value	(1,738,377	)(a)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	7,963,899	(a)	Variation margin on swap contracts; Variation margin on futures contracts	(3,062,852	)(a)

Total		$10,878,579			$(5,793,159)

Rising Dividend Growth Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	—	$—		Variation margin on futures contracts	$(56,200	)(a)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

47

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Income Builder Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts/Net unrealized gain on forward foreign currency exchange contracts	$242,594	$(1,122,181)

Equity	Net realized gain from futures contracts and written options/Net unrealized gain on futures contracts, purchased and written options	(4,577,273)	(459,752)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain on futures contracts and swap contracts	(22,317,824)	20,063,266

Total		$(26,652,503)	$18,481,333

Rising Dividend Growth Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net unrealized gain(loss) on futures contracts	$(243,181)	$(54,631)

For the six months ended April 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Income Builder Fund	4,005	$40,250,190	$380,393,906	10,238	7,814

Rising Dividend Growth Fund	45	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

48

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Income Builder Fund	0.54%	0.49%	0.46%	0.45%	0.44%	0.50%	0.41*%

Rising Dividend Growth Fund	0.75	0.68	0.64	0.63	0.62	0.75	0.65**

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.44% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

**

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.65% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

Both the Funds invest in Institutional Shares and Class R6 Shares of the Goldman Sachs Financial Square Government Fund and Income Builder Fund invests in Class R6 Shares of the Goldman Sachs MLP Energy Infrastructure and Goldman Sachs NASDAQ 100 Core Premium Income ETF Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended April 30, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Income Builder Fund	$391,258

Rising Dividend Growth Fund	8,335

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of each Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Class R*

Income Builder Fund	0.25%	0.75%	—%

Rising Dividend Growth Fund	0.25	0.75	0.50

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

49

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Income Builder Fund	$ 42,041

Rising Dividend Growth Fund	3,750

During the six months ended April 30, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares of the Income Builder Fund; 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund; 0.03% of the average daily net assets of Class R6 and P Shares of each Fund; and 0.04% of the average daily net assets of Institutional Shares of each Fund.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares, as applicable, of the Rising Dividend Growth Fund through at least February 28, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Income Builder and Rising Dividend Growth Funds are 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

50

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Income Builder Fund	$1,185,937	$ —	$386,231	$1,572,168

Rising Dividend Growth Fund	237,381	64,585	287,255	589,221

G.  Line of Credit Facility — As of April 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs earned $25,889 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Income Builder Fund.

The tables below show the transactions in and earnings from investments in the Underlying Funds for the six months ended April 30, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Income Builder Fund	Goldman Sachs Financial Square Government Fund — Class R6	$19,765,967	$275,894,060	$(233,657,333)	$—	$—	$62,002,694	62,002,694	$683,662

	Goldman Sachs Financial Square Government Fund — Institutional Shares	121,015,964	180,666,125	(274,293,467)	—	—	27,388,622	27,388,622	1,612,510

	Goldman Sachs MLP Energy Infrastructure Fund — Class R6	35,195,778	1,205,885	—	—	958,111	37,359,774	980,314	1,205,886

	Goldman Sachs Nasdaq-100 Core Premium Income ETF	85,452,895	6,943,949	(6,163,971)	(571,800)	(4,157,109)	81,503,964	1,820,504	4,592,746

Rising Dividend Growth Fund	Goldman Sachs Financial Square Government Fund — Class R6	12,041,915	54,218,479	(58,537,604)	—	—	7,722,790	7,722,790	—

51

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

	Goldman Sachs Financial Square Government Fund — Institutional Shares	$270,356	$5,558,386	$(4,326,050)	$—	$—	$1,502,692	1,502,692	$238,677

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Income Builder Fund	$430,361,341	$369,332,241

Rising Dividend Growth Fund	97,144,586	136,937,157

7. SECURITIES LENDING

The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk.

52

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

7. SECURITIES LENDING (continued)

The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds, GSAL and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2025:

Fund	Beginning Value as of October 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of April 30, 2025	Shares as of April 30, 2025

Income Builder Fund	$—	$51,249,696	$(39,828,347)	$11,421,349	11,421,349

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2024, the Funds’ certain timing differences on a tax basis were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Capital loss carryforwards:

Timing differences (Open MBS Amortization - Pre-Election/Defaulted Bonds/Straddle Loss Deferral)	$(118,281)	$—

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Tax Cost	$2,251,169,500	$324,605,932

Gross unrealized gain	262,227,682	122,839,229

Gross unrealized loss	(99,267,015)	(36,315,384)

Net unrealized gain	$ 162,960,667	$ 86,523,845

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, material modification of debt securities, and market discount accretion and premium amortization and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

53

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable

54

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

9. OTHER RISKS (continued)

increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

55

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

56

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Income Builder Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,923,344	$74,522,994	6,416,789	$159,267,163

Reinvestment of distributions	615,555	15,706,842	943,354	23,369,388

Shares redeemed	(2,789,609)	(71,092,664)	(5,679,352)	(139,863,949)

	749,290	19,137,172	1,680,791	42,772,602

Class C Shares

Shares sold	409,536	10,222,000	700,149	16,898,684

Reinvestment of distributions	136,519	3,410,338	241,750	5,849,651

Shares redeemed	(986,030)	(24,608,031)	(2,895,077)	(69,662,652)

	(439,975)	(10,975,693)	(1,953,178)	(46,914,317)

Institutional Shares

Shares sold	3,944,701	103,326,875	9,590,638	243,959,103

Reinvestment of distributions	945,102	24,840,222	1,510,564	38,495,957

Shares redeemed	(6,257,706)	(162,785,025)	(10,040,283)	(252,435,228)

	(1,367,903)	(34,617,928)	1,060,919	30,019,832

Investor Shares

Shares sold	3,654,415	95,383,092	5,928,131	151,809,088

Reinvestment of distributions	503,416	13,175,727	748,869	19,007,622

Shares redeemed	(2,399,983)	(62,691,082)	(5,651,741)	(143,645,451)

	1,757,848	45,867,737	1,025,259	27,171,259

Class R6 Shares

Shares sold	355,710	9,353,855	456,858	11,637,785

Reinvestment of distributions	45,341	1,190,928	70,328	1,789,150

Shares redeemed	(178,305)	(4,660,453)	(656,997)	(16,595,051)

	222,746	5,884,330	(129,811)	(3,168,116)

Class P Shares

Shares sold	58,236	1,512,125	102,147	2,594,922

Reinvestment of distributions	27,423	720,691	47,804	1,214,857

Shares redeemed	(85,322)	(2,183,613)	(500,252)	(12,508,488)

	337	49,203	(350,301)	(8,698,709)

NET INCREASE	922,343	$25,344,821	1,333,679	$41,182,551

57

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Rising Dividend Growth Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	510,915	$5,871,575	1,421,161	$16,740,169

Reinvestment of distributions	2,306,317	26,808,201	1,483,628	16,838,225

Shares redeemed	(2,148,681)	(24,700,635)	(4,032,084)	(48,005,773)

	668,551	7,979,141	(1,127,295)	(14,427,379)

Class C Shares

Shares sold	50,307	600,737	158,357	1,948,031

Reinvestment of distributions	173,895	2,092,037	136,025	1,572,092

Shares redeemed	(348,503)	(4,130,960)	(920,256)	(11,286,066)

	(124,301)	(1,438,186)	(625,874)	(7,765,943)

Institutional Shares

Shares sold	419,174	5,295,702	1,065,418	13,703,716

Reinvestment of distributions	954,796	12,174,554	611,239	7,557,278

Shares redeemed	(1,482,301)	(18,336,857)	(2,249,292)	(28,739,636)

	(108,331)	(866,601)	(572,635)	(7,478,642)

Investor Shares

Shares sold	418,787	5,362,858	640,820	8,129,852

Reinvestment of distributions	532,439	6,769,348	394,027	4,848,069

Shares redeemed	(888,968)	(11,054,830)	(2,198,160)	(28,316,907)

	62,258	1,077,376	(1,163,313)	(15,338,986)

Class R6 Shares

Shares sold	185,514	2,552,895	76,419	989,911

Reinvestment of distributions	61,580	783,876	35,950	443,859

Shares redeemed	(139,283)	(1,809,654)	(159,385)	(2,042,227)

	107,811	1,527,117	(47,016)	(608,457)

Class R Shares

Shares sold	12,391	132,597	15,218	179,337

Reinvestment of distributions	11,519	132,799	8,225	92,356

Shares redeemed	(2,430)	(26,831)	(42,793)	(506,693)

	21,480	238,565	(19,350)	(235,000)

Class P Shares

Shares sold	87,573	1,107,127	137,145	1,731,285

Reinvestment of distributions	101,184	1,290,208	73,047	902,309

Shares redeemed	(170,891)	(2,075,129)	(408,984)	(5,299,144)

	17,866	322,206	(198,792)	(2,665,550)

NET INCREASE (DECREASE)	645,334	$8,839,618	(3,754,275)	$(48,519,957)

58

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved.DIVFOSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 2, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 2, 2025